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BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
UTILITIES INCOME

SEMIANNUAL REPORT
June 30, 2001



Market Overview
FIRST INVESTORS LIFE SERIES FUND

Dear Investor:

We are pleased to present the semi-annual report for the First Investors Life Series Fund for the six-month period ended June 30, 2001.*

The Economy

The U.S. economy was characterized by weak growth during the first six months of the year. The gross domestic product (GDP) rose at an annualized rate of only 1.0%, approximately one-third of the growth rate in 2000. The slowdown, which began in the second half of 2000, has several causes. In its effort to slow the economy to a sustainable level, the Federal Reserve ("the Fed") repeatedly raised the benchmark federal funds rate from mid-1999 to mid-2000. During this period, energy prices increased substantially, acting as a tax on consumers. After reaching new heights in March of 2000, the stock market declined considerably. And, after several years of robust expansion, the manufacturing sector suffered due to excessive inventories.

While the economy struggled, it avoided recession thanks to continued spending by consumers. Consumers benefited from a relatively low level of unemployment. As of June 30, the unemployment rate stood at a relatively benign level of 4.5%. In addition to the surprisingly healthy job market, rising incomes, a robust housing industry and relatively low interest rates helped keep the consumer sector strong.

In contrast, the manufacturing sector remained mired in recession. More than 750,000 manufacturing jobs have been lost over the last 12 months and industrial production has declined for nine consecutive months.

In response to the slumping U.S. economy, a number of foreign economies have also weakened. In particular, Japan fell back into recession in the first quarter, and Europe's 2001 growth rate is expected to be lower than the U.S. rate.

Even with the economy's difficulties, there were positive elements. Inflation has remained moderate, despite high energy prices. Excluding the volatile food and energy sectors, the consumer price index (CPI) rose only 2.7% over the past 12 months, essentially unchanged from a year ago. Inflation will likely move lower going forward, in response to the slowing economy and the recent decline in energy prices.

The benign inflation rate has allowed the Fed to respond aggressively to the economic slowdown. To help revive the sagging economy, the Fed lowered the target federal funds rate 275 basis points (2.75 percentage points) during the first half of the year, and has indicated that at least one more rate cut is likely later in the summer. This is the most aggressive series of rate cuts since Alan Greenspan became chairman of the Fed in 1987.



Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND

Congress also passed President Bush's $1.35 trillion 10-year tax cut in May. The legislation phases in lower marginal rates for individuals, expands the child tax credit, eliminates the marriage penalty and eventually repeals the estate tax. In the short term, all taxpayers will receive a rebate this summer from the U.S. government. This influx of money should boost the economy by approximately one percentage point this year as individuals spend their rebates.

The Equity Market

The fragile state of the economy continued to put pressure on the stock market during the first half of 2001. Amid a backdrop of slow growth, slumping corporate profits and the specter of recession, it was a difficult time for equity investors as most major indexes were negative for the period. For the first half of 2001, the Standard & Poor's 500 Index was down 7.26%, the Wilshire 5000 Total Market Index was off 6.31% and the Dow Jones Industrial Average posted a loss of 2.64%. Technology stocks continued to struggle, with the tech-heavy Nasdaq Composite Index dropping 12.52%. Following a harsh first quarter, the stock market showed signs of life during the second quarter, giving investors reason for hope during the second half of the year.

Thanks to a surge in the stock market in late April and early May, the broad market has recovered somewhat from its year-long misery. During the second quarter, the Standard & Poor's 500 Index, Wilshire 5000 Total Market Index and the Nasdaq Composite Index all had their first positive quarters since March 2000. All three indexes were up more than 5% for the quarter, with the Nasdaq gaining more than 17%. In addition, the Dow Jones Industrial Average posted its best quarter since the end of 1999. The average U.S. diversified equity fund gained about 6% over the quarter, but remains down about 8% year-to-date, according to Lipper Inc. The volatility of the recent past underscores the wisdom of having a long-term perspective when investing in the stock market.

The Bond Market

While short-term interest rates fell substantially during the first six months of the year in response to the Fed's aggressive easing, long-term interest rates rose as the bond market began to anticipate the possibility of the economy's recovery later in the year. For example, three-month U.S. Treasury bill rates fell from 5.90% to 3.66%, while the benchmark 10-year U.S. Treasury note yield rose from 5.11% to 5.41%.

In general, most sectors of the bond market posted good returns during the first half of the year. However, returns varied substantially by sector. The Lehman Aggregate Bond Market Index (a broad measure of the U.S. high grade bond market) was up 3.62% for the six-month period, and 11.23% over a twelve-month period. Investment grade corporate bonds were the best performing sector by a wide margin. Historically attractive yields versus Treasuries resulted in substantial investor demand for investment grade bonds. The high yield bond sector had good performance due to an extremely strong first quarter, as investors moved into the sector based on historically attractive yields versus Treasuries. Mortgage-backed bonds also posted solid returns over the past six months, as the sector benefited from high yields relative to Treasury securities. The Treasury sector had the weakest performance among bond market sectors. Long-term Treasury yields rose due to anticipation of an economic recovery and passage of the tax cut, which will reduce the U.S. budget surplus. In the money market sector, yields fell substantially due to the aggressive Fed easing.

Looking Ahead

The economy is likely to recover in the second half of 2001 due to a combination of Fed interest rate cuts, the tax cut and lower energy prices. However, the extent of the forecasted recovery remains unclear, since at mid-year there are few signs of economic strength. The Fed is likely to ease rates somewhat further later in the summer, particularly if the economy remains weak. A comeback for the economy should spur corporate profits, which in turn would boost the stock market. As for the bond market, long-term yields are likely to move higher if the economy recovers. However, moderate (and possibly falling) inflation should temper any rise in interest rates.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.** First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect



Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND

against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels.
Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Sincerely,

/S/ PATRICIA D. POITRA

Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 2000

 * The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The report does not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

** There are a variety of risks associated with investing in all variable life and annuity subaccounts. For the stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international subaccounts. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.




Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.2%
              Basic Materials--2.5%
    27,200    Air Products & Chemicals, Inc.                                                    $1,244,400         $50
    91,800    Engelhard Corporation                                                              2,367,522          95
    27,300    Praxair, Inc.                                                                      1,283,100          52
    22,900    Weyerhaeuser Company                                                               1,258,813          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,153,835         248
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--8.8%
   207,500    General Electric Company                                                          10,115,625         407
    37,300  * Jabil Circuit, Inc.                                                                1,151,078          46
    50,200    Millipore Corporation                                                              3,111,396         125
    29,000    Rockwell International Corporation                                                 1,105,480          45
    56,100    Tyco International, Ltd.                                                           3,057,450         123
    44,700    United Technologies Corporation                                                    3,274,722         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,815,751         878
----------------------------------------------------------------------------------------------------------------------
              Communication Services--4.6%
   118,100    Qwest Communications International, Inc.                                           3,763,847         152
    96,400    Verizon Communications, Inc.                                                       5,157,400         207
   177,000  * WorldCom, Inc. - WorldCom Group                                                    2,513,400         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,434,647         460
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--10.1%
    29,900  * AnnTaylor Stores Corporation                                                       1,070,420          43
    57,000  * Bed Bath & Beyond, Inc.                                                            1,778,400          72
   150,500  * Costco Wholesale Corporation                                                       6,182,540         249
    28,700    Gap, Inc.                                                                            832,300          34
    49,600    General Motors Corporation                                                         3,191,760         129
    21,400  * Getty Images, Inc.                                                                   561,964          23
    55,100    Home Depot, Inc.                                                                   2,564,905         103
    57,900    McGraw-Hill Companies, Inc.                                                        3,830,085         153
   102,000    Wal-Mart Stores, Inc.                                                              4,977,600         200
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,989,974       1,006
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--12.8%
    76,900    Anheuser-Busch Companies, Inc.                                                     3,168,280         128
    99,100  * AOL Time Warner, Inc.                                                              5,252,300         211
   215,700  * AT&T Corporation - Liberty Media Group -
                Class "A"                                                                        3,772,593         152
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    14,250    Cardinal Health, Inc.                                                               $983,250         $40
    96,500  * Comcast Corporation - Special Class "A"                                            4,188,100         169
    57,700    Kimberly-Clark Corporation                                                         3,225,430         130
    28,900    PepsiCo, Inc.                                                                      1,277,380          51
    40,700    Philip Morris Companies, Inc.                                                      2,065,525          83
    19,200    Procter & Gamble Company                                                           1,224,960          49
    43,700  * Safeway, Inc.                                                                      2,097,600          84
    21,300    Unilever NV - NY Shares (ADR)                                                      1,268,841          51
    36,300  * Viacom, Inc. - Class "B"                                                           1,878,525          76
    49,900    Walt Disney Company                                                                1,441,611          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,844,395       1,282
----------------------------------------------------------------------------------------------------------------------
              Energy--7.4%
    14,210    Anadarko Petroleum Corporation                                                       767,766          31
    43,700    Burlington Resources, Inc.                                                         1,745,815          70
    80,700    Conoco, Inc. - Class "B"                                                           2,332,230          93
    48,700    EOG Resources, Inc.                                                                1,731,285          70
    79,300    Exxon Mobil Corporation                                                            6,926,855         279
    66,000    Texaco, Inc.                                                                       4,395,600         177
    14,200    Transocean Sedco Forex, Inc.                                                         585,750          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,485,301         744
----------------------------------------------------------------------------------------------------------------------
              Financial--18.0%
    30,000    American Express Company                                                           1,164,000          47
    53,300    American International Group, Inc.                                                 4,583,800         185
       490  * Berkshire Hathaway, Inc. - Class "B"                                               1,127,000          45
   100,600    Capital One Financial Corporation                                                  6,036,000         243
    38,500    Chubb Corporation                                                                  2,981,055         120
   122,400    Citigroup, Inc.                                                                    6,467,616         260
    29,900    Fannie Mae                                                                         2,545,985         103
    61,600    FleetBoston Financial Corporation                                                  2,430,120          98
    22,900    Goldman Sachs Group, Inc.                                                          1,964,820          79
     8,700    J.P. Morgan Chase & Company                                                          388,020          16
    25,100    Jefferson-Pilot Corporation                                                        1,212,832          49
    93,500    MBNA Corporation                                                                   3,080,825         124
    93,600    Mellon Financial Corporation                                                       4,305,600         173
    29,800    Metris Companies, Inc.                                                             1,004,558          40
    28,400    MGIC Investment Corporation                                                        2,062,976          83
    23,000    Morgan Stanley Dean Witter & Company                                               1,477,290          59
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    40,100    Wells Fargo & Company                                                             $1,861,843         $75
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,694,340       1,799
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.0%
    46,400    American Home Products Corporation                                                 2,711,616         109
    38,600  * Amgen, Inc.                                                                        2,342,248          94
    63,800  * Guidant Corporation                                                                2,296,800          91
    66,000  * IVAX Corporation                                                                   2,574,000         104
   103,000    Johnson & Johnson                                                                  5,150,000         207
    65,200    Medtronic, Inc.                                                                    2,999,852         121
   182,300    Pfizer, Inc.                                                                       7,301,115         294
    62,100    Pharmacia Corporation                                                              2,853,495         115
    44,700    Schering-Plough Corporation                                                        1,619,928          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,849,054       1,200
----------------------------------------------------------------------------------------------------------------------
              Technology--17.4%
    39,400  * Altera Corporation                                                                 1,142,600          46
    52,900  * Amdocs, Ltd.                                                                       2,848,665         115
    49,400  * Applied Micro Circuits Corporation                                                   849,680          34
    64,200  * Cadence Design Systems, Inc.                                                       1,196,046          48
    47,900  * CIENA Corporation                                                                  1,820,200          73
    86,000  * Cisco Systems, Inc.                                                                1,565,200          63
    21,600    Computer Associates International, Inc.                                              777,600          31
   105,600  * Compuware Corporation                                                              1,477,344          59
    21,200  * Dell Computer Corporation                                                            550,140          22
     2,900  * eBay, Inc.                                                                           198,621           8
    60,500  * EMC Corporation                                                                    1,757,525          71
   116,100    Intel Corporation                                                                  3,395,925         140
     9,900    International Business Machines Corporation                                        1,118,700          45
    12,000  * JDS Uniphase Corporation                                                             150,000           6
    27,100  * Macromedia, Inc.                                                                     487,800          20
   109,100  * Microsoft Corporation                                                              7,920,660         319
    50,700  * NetIQ Corporation                                                                  1,586,403          64
   148,600    Nokia Corporation (ADR) - Class "A"                                                3,275,144         132
   225,600  * Oracle Corporation                                                                 4,286,400         173
    30,000  * PMC-Sierra, Inc.                                                                     932,100          38
   116,800  * Sonus Networks, Inc.                                                               2,728,448         110
    62,000  * Sun Microsystems, Inc.                                                               974,640          39
    13,900    Texas Instruments, Inc.                                                              437,850          18
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
    28,100  * VeriSign, Inc.                                                                    $1,686,281         $67
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,163,972       1,741
----------------------------------------------------------------------------------------------------------------------
              Transportation--.7%
    37,000    CSX Corporation                                                                    1,340,880          54
    14,400    UAL Corporation                                                                      506,160          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,847,040          74
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.9%
    77,500  * AES Corporation                                                                    3,336,375         134
    57,300    Enron Corporation                                                                  2,807,700         113
    31,700  * Mirant Corporation                                                                 1,090,480          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,234,555         291
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $199,389,446)                                               241,512,864       9,723
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.0%
    $4,300M   General Electric Co., 3.9%, 7/5/01                                                 4,297,668         173
     2,500M   May Department Stores Co., 4.15%, 7/2/01                                           2,499,424         101
     3,000M   Transamerica Finance Corp., 3.79%, 7/10/01                                         2,996,839         121
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,793,931)                                      9,793,931         395
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $209,183,377)                                       101.2%    251,306,795      10,118
Excess of Liabilities Over Other Assets                                               (1.2)     (2,927,017)       (118)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $248,379,778     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--60.7%
      $300M   Archer-Daniels-Midland Co.,
                8/22/01                                                               3.70%       $298,365        $273
       178M   Archer-Daniels-Midland Co.,
                5/1/02                                                                4.35         171,673         157
       250M   Campbell Soup Co., 7/19/01                                              3.92         249,481         228
       160M   Clorox Co., 7/15/01                                                     6.47         160,144         146
       120M   Clorox Co., 7/15/01                                                     6.55         120,105         110
       400M   Coca-Cola Co., 7/10/01                                                  4.18         399,532         365
       250M   Du Pont (E.I.) de Nemours & Co.,
                7/17/01                                                               3.82         249,549         228
       500M   Ford Motor Credit Co., 7/3/01                                           3.88         499,838         457
       500M   General Electric Capital Corp.,
                7/5/01                                                                3.90         499,729         457
       300M   IBM Credit Corp., 10/29/01                                              6.75         299,929         274
       500M   Illinois Tool Works, Inc., 7/3/01                                       4.23         499,822         457
       529M   McGraw-Hill Companies, Inc., 7/31/01                                    3.65         527,336         482
       500M   National Rural Utilities Corp.,
                7/26/01                                                               3.73         498,652         456
       100M   Paccar Financial Corp., 8/15/01                                         4.92         100,054          91
       300M   Paccar Financial Corp., 1/15/02                                         4.60         302,020         276
       371M   Pfizer, Inc., 7/30/01                                                   3.70         369,856         338
       500M   PPG Industries, Inc., 7/20/01                                           3.80         498,943         456
       500M   Wal-Mart Stores, Inc., 8/10/01                                          4.03         501,122         458
       400M   Washington Gas Light Co., 7/2/01                                        4.20         399,907         366
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $6,646,057)                                                 6,646,057       6,075
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--27.7%
              Fannie Mae:
       345M     9/24/01                                                               4.90         345,785         316
       100M     10/15/01                                                              4.10         100,123          92
       200M     11/29/01                                                              6.55         199,789         183
       150M     11/30/01                                                              5.25         150,000         137
       150M     1/15/02                                                               4.00         152,030         139
       299M     1/15/02                                                               4.33         302,551         277
       180M     2/11/02                                                               4.10         182,278         167
              Federal Home Loan Bank:
       200M     10/15/01                                                              5.30         199,624         183
       200M     6/6/02                                                                4.01         200,000         183
       190M     6/7/02                                                                4.17         189,939         174
       300M     7/3/02                                                                3.82         300,000         274
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
              Freddie Mac:
      $350M     9/19/01                                                               3.80%       $353,061        $323
       350M     5/15/02                                                               4.19         349,935         320
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $3,025,115)                                                                              3,025,115       2,768
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--13.7%
       500M   Fannie Mae, 9/17/01                                                     3.75         499,931         457
       400M   Freddie Mac, 9/17/01                                                    3.77         399,969         366
       100M   Merrill Lynch & Co., Inc., 8/10/01                                      4.17          99,997          91
       500M   Sallie Mae, 10/18/01                                                    3.95         500,067         457
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,499,964)                                             1,499,964       1,371
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $11,171,136)                                        102.1%     11,171,136      10,214
Excess of Liabilities Over Other Assets                                               (2.1)       (235,016)       (214)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,936,120     $10,000
======================================================================================================================

* The interest rates shown for the corporate notes and the U.S.
  Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically and are the rates that were in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                            Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.1%
              Basic Materials--.3%
    15,000    Arch Coal, Inc.                                                                     $388,050         $27
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--9.1%
    39,700  * Capstone Turbine Corporation                                                         876,973          62
    16,900    Century Aluminum Company                                                             271,076          19
    66,200  * Jabil Circuit, Inc.                                                                2,042,932         143
     9,600  * Jacobs Engineering Group, Inc.                                                       626,208          44
    25,500    Oshkosh Truck Corporation                                                          1,128,375          79
    53,100    Precision Castparts Corporation                                                    1,987,002         139
    74,900  * SCI Systems, Inc.                                                                  1,909,950         134
   113,900  * Waste Connections, Inc.                                                            4,100,400         288
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,942,916         908
----------------------------------------------------------------------------------------------------------------------
              Communication Services--.7%
    23,700  * Leap Wireless International, Inc.                                                    718,110          50
     9,400  * Millicom International Cellular SA                                                   235,940          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                   954,050          67
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--13.0%
    18,700  * American Healthways, Inc.                                                            720,324          51
    38,900  * AnnTaylor Stores Corporation                                                       1,392,620          98
    41,200  * Career Education Corporation                                                       2,467,880         173
    34,200  * F.Y.I., Inc.                                                                       1,402,200          98
    36,600    Fred's, Inc. - Class "A"                                                             942,450          66
    75,700  * Hibbett Sporting Goods, Inc.                                                       2,805,442         197
    26,000  * Hotel Reservations Network, Inc. - Class "A"                                       1,209,780          85
    99,900  * I-many, Inc.                                                                       1,348,650          95
    27,900  * Linens 'n Things, Inc.                                                               762,228          53
    22,700  * Mohawk Industries, Inc.                                                              799,040          56
    79,000  * NCO Group, Inc.                                                                    2,443,470         172
    16,900  * Rent-A-Center, Inc.                                                                  888,940          62
    27,000    Ross Store, Inc.                                                                     646,650          45
    83,600  * TeleTech Holdings, Inc.                                                              751,564          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,581,238       1,304
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.7%
    42,100  * American Italian Pasta Company                                                     1,953,440         137
    34,500  * CEC Entertainment, Inc.                                                            1,702,575         120
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                            Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    39,800  * Charles River Laboratories International, Inc.                                    $1,383,050         $97
    47,000    Darden Restaurants, Inc.                                                           1,311,300          92
    75,800    Fleming Companies, Inc.                                                            2,706,060         190
    21,400    McKesson HBOC, Inc.                                                                  794,368          56
    73,300  * Performance Food Group Company                                                     2,215,859         155
    60,700  * Suiza Foods Corporation                                                            3,223,170         226
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,289,822       1,073
----------------------------------------------------------------------------------------------------------------------
              Energy--3.0%
   121,300  * Grant Prideco, Inc.                                                                2,121,537         149
   120,200    Ocean Energy, Inc.                                                                 2,097,490         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,219,027         296
----------------------------------------------------------------------------------------------------------------------
              Financial--7.8%
    37,000    Arthur J. Gallagher & Company                                                        962,000          68
    20,000    Everest Re Group, Ltd.                                                             1,496,000         105
   106,800    HCC Insurance Holdings, Inc.                                                       2,616,600         184
    30,900  * LaBranche & Co., Inc.                                                                896,100          63
    16,200    RenaissanceRe Holdings, Ltd.                                                       1,200,420          84
   100,300    Westamerica Bancorporation                                                         3,936,775         276
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,107,895         780
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.1%
    38,200  * AmeriPath, Inc.                                                                    1,119,260          79
    31,000  * Apria Healthcare Group, Inc.                                                         894,350          63
    98,200  * Arena Pharmaceuticals, Inc.                                                        2,994,118         210
    22,900  * Enzon, Inc.                                                                        1,431,250         101
    35,900  * Genetech, Inc.                                                                     1,978,090         139
    34,300  * IDEC Pharmaceuticals Corporation                                                   2,321,767         163
    69,375  * IVAX Corporation                                                                   2,705,625         190
    60,400  * Kensey Nash Corporation                                                            1,011,096          71
    65,100  * Medicis Pharmaceutical Corporation - Class "A"                                     3,450,300         242
    37,700    Omnicare, Inc.                                                                       761,540          54
    89,000  * Pediatrix Medical Group, Inc.                                                      2,954,800         207
    96,600  * Province Healthcare Company                                                        3,409,014         239
    31,300  * Renal Care Group, Inc.                                                             1,029,457          72
    30,000  * Taro Pharmaceuticals Industries, Ltd.                                              2,626,800         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,687,467       2,014
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology--29.4%
    46,200  * Advanced Micro Devices, Inc.                                                      $1,334,256         $94
    79,900  * Ceridian Corporation                                                               1,531,683         108
    94,900  * ChipPAC, Inc. - Class "A"                                                            990,756          70
    30,500  * Cirrus Logic, Inc.                                                                   702,415          49
    82,600  * Citrix Systems, Inc.                                                               2,882,740         202
    40,600  * eBay, Inc.                                                                         2,780,694         195
    86,100  * Eclipsys Corporation                                                               2,419,410         170
    20,900  * Macrovision Corporation                                                            1,431,650         100
    36,100  * Manugistics Group, Inc.                                                              906,110          63
    52,700  * McDATA Corporation - Class "B"                                                     1,150,968          81
    30,100  * Mercury Computer Systems, Inc.                                                     1,489,950         105
    42,700  * NetIQ Corporation                                                                  1,336,083          94
   105,500  * Network Associates, Inc.                                                           1,313,475          92
    31,500  * Novellus Systems, Inc.                                                             1,788,885         126
   175,700  * Oak Technology, Inc.                                                               1,860,663         130
    40,100  * Peregrine Systems, Inc.                                                            1,162,900          82
    13,700  * PMC-Sierra, Inc.                                                                     425,659          30
    80,600  * PRI Automation, Inc.                                                               1,493,115         105
    59,200  * RF Micro Devices, Inc.                                                             1,586,560         111
    14,400  * SeaChange International, Inc.                                                        259,632          18
   165,200  * SeeBeyond Technology Corporation                                                   2,626,680         184
    43,800  * Semtech Corporation                                                                1,314,000          92
    91,800  * Sensormatic Electronics Corporation                                                1,560,600         110
   123,300  * SonicWALL, Inc.                                                                    3,108,393         218
    51,800  * THQ, Inc.                                                                          3,088,834         217
   118,800  * Virata Corporation                                                                 1,407,780          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,953,891       2,945
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $109,254,562)                                               134,124,356       9,414
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--7.5%
    $8,200M   General Electric Capital Corp., 3.75%, 7/5/01                                      8,195,727         576
     2,500M   Transamerica Financial Corp., 3.79%, 7/10/01                                       2,497,366         175
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,693,093)                                    10,693,093         751
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $119,947,655)                                       101.6%    144,817,449      10,165
Excess of Liabilities Over Other Assets                                               (1.6)     (2,346,324)       (165)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $142,471,125     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.5%
              Banks--3.0%
     6,700    Banc One Corporation                                                                $239,860        $299
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--12.8%
     3,900    Caterpillar, Inc.                                                                    195,195         243
     8,000    General Electric Company                                                             390,000         486
     8,100    Tyco International, Ltd.                                                             441,450         550
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,026,645       1,279
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--11.5%
     8,000    Citigroup, Inc.                                                                      422,720         526
     6,800    J.P. Morgan Chase & Company                                                          303,280         378
     3,400    Merrill Lynch & Company, Inc.                                                        201,450         251
----------------------------------------------------------------------------------------------------------------------
                                                                                                   927,450       1,155
----------------------------------------------------------------------------------------------------------------------
              Energy--7.3%
     4,400    Ashland, Inc.                                                                        176,440         220
     2,500    Exxon Mobil Corporation                                                              218,375         272
     3,600    Schlumberger, Ltd.                                                                   189,540         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                   584,355         728
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services--2.9%
     1,500    Baxter International, Inc.                                                            73,500          92
     4,300    McKesson HBOC, Inc.                                                                  159,616         199
----------------------------------------------------------------------------------------------------------------------
                                                                                                   233,116         291
----------------------------------------------------------------------------------------------------------------------
              Insurance--6.3%
     4,000    American International Group, Inc.                                                   344,000         428
     1,600    Marsh & McLennan Companies, Inc.                                                     161,600         201
----------------------------------------------------------------------------------------------------------------------
                                                                                                   505,600         629
----------------------------------------------------------------------------------------------------------------------
              Materials--6.9%
     5,100    Alcoa, Inc.                                                                          200,940         250
     5,600    Dow Chemical Company                                                                 186,200         232
     3,400    Martin Marietta Materials, Inc.                                                      168,266         210
----------------------------------------------------------------------------------------------------------------------
                                                                                                   555,406         692
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media--4.7%
     3,100  * AOL Time Warner, Inc.                                                               $164,300        $205
    12,200  * AT&T Corporation - Liberty Media Group -
                Class "A"                                                                          213,378         266
----------------------------------------------------------------------------------------------------------------------
                                                                                                   377,678         471
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--13.3%
     3,100    Abbott Laboratories                                                                  148,831         185
     5,000    American Home Products Corporation                                                   292,200         364
     7,500    Pfizer, Inc.                                                                         300,375         374
     5,900  * Shire Pharmaceuticals Group PLC (ADR)                                                327,450         408
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,068,856       1,331
----------------------------------------------------------------------------------------------------------------------
              Retailing--3.9%
     6,700    Home Depot, Inc.                                                                     311,885         388
----------------------------------------------------------------------------------------------------------------------
              Software & Services--3.1%
     4,300  * Intuit, Inc.                                                                         171,957         214
     1,200  * VERITAS Software Corporation                                                          79,836          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                   251,793         313
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--9.9%
     9,700  * Cisco Systems, Inc.                                                                  176,540         220
     8,000  * Dell Computer Corporation                                                            207,600         259
     7,800  * EMC Corporation                                                                      226,590         282
     1,600    International Business Machines Corporation                                          180,800         225
----------------------------------------------------------------------------------------------------------------------
                                                                                                   791,530         986
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.3%
     6,600  * FedEx Corporation                                                                    265,320         330
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.6%
     3,400    Constellation Energy Group, Inc.                                                     144,840         180
     4,000    El Paso Corporation                                                                  210,160         262
     2,900    FPL Group, Inc.                                                                      174,609         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                   529,609         659
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $7,837,906)                                                   7,669,103       9,551
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--6.8%
      $548M   UBS Warburg, 3.95%, 7/2/01 (collateralized
                by U.S. Treasury Note, due 11/30/02,
                valued at $559,861) (cost $548,000)                                               $548,000        $682
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,385,906)                                         102.3%      8,217,103      10,233
Excess Of Liabilities Over Other Assets                                               (2.3)       (187,180)       (233)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $8,029,923     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--71.5%
              Federal Home Loan Mortgage Corporation--5.2%
      $648M     8.50%, 7/1/2022-9/1/2024                                                          $689,399        $517
              Federal National Mortgage Association--16.3%
     1,339M     9%, 6/1/2015-11/1/2026                                                           1,426,961       1,070
       666M     11%, 10/1/2015                                                                     745,720         559
              Government National Mortgage Association I
                Program--50.0%
     2,824M     6.50%, 2/15/2011-2/15/2016                                                       2,862,027       2,146
     1,000M     7%, 6/15/2031                                                                    1,009,637         757
     1,217M     8%, 7/15/2018                                                                    1,282,885         962
     1,211M     10%, 5/15/2019-8/15/2019                                                         1,352,826       1,015
       146M     11.50%, 10/15/2012-5/15/2015                                                       164,085         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $9,464,228)                                    9,533,540       7,149
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--14.7%
     1,000M   Federal Farm Credit Bank, 5.75%, 1/18/2011                                           971,851         729
     1,000M   Federal Home Loan Bank, 5.80%, 9/2/2008                                              993,597         745
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,944,717)                                                                              1,965,448       1,474
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--11.6%
     1,500M   U.S. Treasury Notes, 5.625%, 2/15/2006
                (cost $1,556,738)                                                                1,540,888       1,155
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,965,683)                                         97.8%     13,039,876       9,778
Other Assets, Less Liabilities                                                         2.2         295,701         222
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,335,577     $10,000
======================================================================================================================


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Banks--3.9%
    63,700    Banc One Corporation                                                              $2,280,460         $90
    25,900    Commerce Bancshares, Inc.                                                            955,710          38
    37,700    M & T Bank Corporation                                                             2,846,350         112
   103,690    U.S. Bancorp                                                                       2,363,095          93
    32,000    Wells Fargo & Company                                                              1,485,760          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,931,375         391
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--6.3%
    22,300    Boeing Company                                                                     1,239,880          49
    20,500    Embraer - Empresa Brasileira de Aeronautica SA
                (ADR)                                                                              800,525          32
    22,400    Emerson Electric Company                                                           1,355,200          53
     6,500    Fastenal Company                                                                     402,870          16
   113,400    General Electric Company                                                           5,528,250         218
    26,300    Illinois Tool Works, Inc.                                                          1,664,790          66
     3,200    Minnesota Mining & Manufacturing Company                                             365,120          14
    36,400  * Sensormatic Electronics Corporation                                                  618,800          24
    41,800    Tyco International, Ltd.                                                           2,278,100          90
    23,400    United Technologies Corporation                                                    1,714,284          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,967,819         629
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--4.1%
     5,800  * Affiliated Computer Services, Inc. - Class "A"                                       417,078          16
    40,600    Automatic Data Processing, Inc.                                                    2,017,820          79
    11,900  * DST Systems, Inc.                                                                    627,130          25
    20,400    G&K Services, Inc. - Class "A"                                                       548,760          22
    26,700    Herman Miller, Inc.                                                                  646,140          25
   107,600    IMS Health, Inc.                                                                   3,066,600         121
    15,300  * Ionics, Inc.                                                                         481,950          19
    14,400  * NOVA Corporation                                                                     452,880          18
    28,456  * United Rentals, Inc.                                                                 738,433          29
    45,800    Waste Management, Inc.                                                             1,411,556          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,408,347         410
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--.4%
    17,300    Liz Claiborne, Inc.                                                                  872,785          34
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--7.7%
   106,752    Citigroup, Inc.                                                                   $5,640,776        $222
    20,200    Goldman Sachs Group, Inc.                                                          1,733,160          68
    93,100  * Instinet Group, Inc.                                                               1,735,384          68
    17,800  * Investment Technology Group, Inc.                                                    895,162          35
    35,500    J.P. Morgan Chase & Company                                                        1,583,300          62
    62,800    Legg Mason, Inc.                                                                   3,124,928         123
    47,700    Merrill Lynch & Company, Inc.                                                      2,826,225         111
    42,800    State Street Corporation                                                           2,118,172          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,657,107         772
----------------------------------------------------------------------------------------------------------------------
              Energy--5.4%
    27,900    Chevron Corporation                                                                2,524,950          99
    47,300    EOG Resources, Inc.                                                                1,681,515          66
    61,900    Exxon Mobil Corporation                                                            5,406,965         213
    15,100  * Hanover Compressor Company                                                           499,659          20
    22,000    Helmerich & Payne, Inc.                                                              678,040          27
     7,500    Murphy Oil Corporation                                                               552,000          22
    33,700    Schlumberger, Ltd.                                                                 1,774,305          70
    18,400  * Swift Energy Company                                                                 554,392          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,671,826         539
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--.3%
    28,000  * Whole Foods Market, Inc.                                                             758,800          30
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.7%
    45,600    Coca-Cola Company                                                                  2,052,000          81
    19,800    Pepsi Bottling Group, Inc.                                                           793,980          31
    56,900    PepsiCo, Inc.                                                                      2,514,980          99
    28,600    R.J. Reynolds Tobacco Holdings, Inc.                                               1,561,560          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,922,520         272
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services--7.5%
    49,000    Baxter International, Inc.                                                         2,401,000          95
   127,500    Beckman Coulter, Inc.                                                              5,202,000         205
    13,900    Biomet, Inc.                                                                         668,034          26
    36,400  * Edwards Lifesciences Corporation                                                     959,504          38
    50,000  * Health Management Associates, Inc. - Class "A"                                     1,052,000          41
   174,900  * Healthsouth Corporation                                                            2,793,153         110
     4,400  * Laboratory Corporation of America Holdings                                           338,360          13
    10,700    Millipore Corporation                                                                663,186          26
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services (continued)
    16,800  * Patterson Dental Company                                                            $504,000         $20
    39,700  * St. Jude Medical, Inc.                                                             2,382,000          94
    20,500  * Trigon Healthcare, Inc. - Class "A"                                                1,329,425          52
     8,000  * Wellpoint Health Networks, Inc.                                                      753,920          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,046,582         750
----------------------------------------------------------------------------------------------------------------------
              Hotels Restaurants & Leisure--.8%
    52,400    McDonald's Corporation                                                             1,417,944          56
    24,000  * Speedway Motorsports, Inc.                                                           605,040          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,022,984          80
----------------------------------------------------------------------------------------------------------------------
              Household & Personal Products--.8%
    32,300    Procter & Gamble Company                                                           2,060,740          81
----------------------------------------------------------------------------------------------------------------------
              Insurance--3.6%
    17,200    Ambac Financial Group, Inc.                                                        1,001,040          39
    44,274    American International Group, Inc.                                                 3,807,564         150
    32,800    Marsh & McLennan Companies, Inc.                                                   3,312,800         130
    26,800    Reinsurance Group of America, Inc.                                                 1,015,720          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,137,124         359
----------------------------------------------------------------------------------------------------------------------
              Materials--2.9%
    17,700    Bemis Company, Inc.                                                                  711,009          28
    58,300    Dow Chemical Company                                                               1,938,475          76
    37,700    Du Pont (E.I.) de Nemours & Company                                                1,818,648          72
    39,100  * Pactiv Corporation                                                                   523,940          21
    70,700    Rohm and Haas Company                                                              2,326,030          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,318,102         289
----------------------------------------------------------------------------------------------------------------------
              Media--5.9%
    73,900  * Adelphia Communications Corporation - Class "A"                                    3,029,900         119
    71,200  * AOL Time Warner, Inc.                                                              3,773,600         149
   148,400  * AT&T Corporation - Liberty Media Group - Class "A"                                 2,595,516         102
    13,800  * Catalina Marketing Corporation                                                       421,038          17
    29,000    Gannett Company, Inc.                                                              1,911,100          75
    66,400  * General Motors Corporation - Class "H"                                             1,344,600          53
     8,800  * TMP Worldwide, Inc.                                                                  528,000          21
    27,503  * Viacom, Inc. - Class "B"                                                           1,423,280          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,027,034         592
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--12.5%
    52,300    Abbott Laboratories                                                               $2,510,923         $99
    54,000    American Home Products Corporation                                                 3,155,760         124
    27,000    Bristol-Myers Squibb Company                                                       1,412,100          56
    42,600  * Forest Laboratories, Inc.                                                          3,024,600         119
    10,300  * Genzyme Corporation - General Division                                               628,300          25
   111,200  * Gilead Sciences, Inc.                                                              6,470,728         255
   145,200  * Immunex Corporation                                                                2,577,300         101
    42,600    Johnson & Johnson                                                                  2,130,000          84
    41,000    Merck & Company, Inc.                                                              2,620,310         103
    84,175    Pfizer, Inc.                                                                       3,371,209         133
    55,500    Pharmacia Corporation                                                              2,550,225         100
    37,400    Schering-Plough Corporation                                                        1,355,376          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,806,831       1,252
----------------------------------------------------------------------------------------------------------------------
              Retailing--6.0%
     4,300  * Bed Bath & Beyond, Inc.                                                              134,160           5
   119,518    Dollar General Corporation                                                         2,330,601          92
    26,100    Family Dollar Stores, Inc.                                                           668,943          26
    55,400    Home Depot, Inc.                                                                   2,578,870         102
   187,900  * Staples, Inc.                                                                      3,004,521         118
   169,800  * Venator Group, Inc.                                                                2,597,940         102
    79,800    Wal-Mart Stores, Inc.                                                              3,894,240         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,209,275         598
----------------------------------------------------------------------------------------------------------------------
              Software & Services--8.8%
    20,400  * Acxiom Corporation                                                                   267,036          11
    46,000  * I2 Technologies, Inc.                                                                910,800          36
    17,100  * Macromedia, Inc.                                                                     307,800          12
    86,100  * Microsoft Corporation                                                              6,250,860         246
    84,000  * Oracle Corporation                                                                 1,596,000          63
   130,200  * Rational Software Corporation                                                      3,652,110         144
    11,200  * Sungard Data Systems, Inc.                                                           336,112          13
   121,302  * Verisign, Inc.                                                                     7,279,333         287
    15,200  * Veritas Software Corporation                                                       1,011,256          40
    33,100  * Verity, Inc.                                                                         660,345          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,271,652         878
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--10.8%
    11,000  * Black Box Corporation                                                                740,960          29
   132,300  * Cisco Systems, Inc.                                                                2,407,860          95
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment (continued)
    31,000  * CommScope, Inc.                                                                     $728,500         $29
    54,100  * Dell Computer Corporation                                                          1,403,895          55
    22,100  * DMC Stratex Networks, Inc.                                                           221,000           9
    42,000  * EMC Corporation                                                                    1,220,100          48
   124,600  * Flextronics International, Ltd.                                                    3,253,306         128
    37,200    Hewlett-Packard Company                                                            1,063,920          42
   104,200    Intel Corporation                                                                  3,047,850         120
    30,500    International Business Machines Corporation                                        3,446,500         136
    24,600  * International Rectifier Corporation                                                  838,860          33
    11,300  * Lexmark International Group, Inc.                                                    759,925          30
    20,100  * Littelfuse, Inc.                                                                     538,479          21
    26,700  * Micron Technology, Inc.                                                            1,097,370          43
    97,400    Motorola, Inc.                                                                     1,612,944          64
    32,000  * ONI Systems Corporation                                                              892,800          35
    54,000  * Solectron Corporation                                                                988,200          39
    24,525    Symbol Technologies, Inc.                                                            544,455          21
    22,300  * Tellabs, Inc.                                                                        432,174          17
    58,900    Texas Instruments, Inc.                                                            1,855,350          73
     9,200  * Veeco Instruments, Inc.                                                              365,700          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,460,148       1,081
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.7%
   102,400  * American Tower Corporation - Class "A"                                             2,116,608          83
    23,900    Qwest Communications International, Inc.                                             761,693          30
    58,300    SBC Communications, Inc.                                                           2,335,498          92
    45,900    Verizon Communications, Inc.                                                       2,455,650          97
   125,350  * WorldCom, Inc. - WorldCom Group                                                    1,779,970          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,449,419         372
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.7%
    33,700    Delta Air Lines, Inc.                                                              1,485,496          58
    31,900  * EGL, Inc.                                                                            556,974          22
    55,500  * FedEx Corporation                                                                  2,231,100          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,273,570         168
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.4%
    28,100  * Calpine Corporation                                                               $1,062,180         $42
    38,800    Duke Energy Corporation                                                            1,513,588          60
    28,600    El Paso Energy Corporation                                                         1,502,644          59
    36,400    PPL Corporation                                                                    2,002,000          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,080,412         240
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $202,225,196)                                               249,354,452       9,817
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.4%
    $6,100M   UBS Warburg, 3.95%, 7/2/01 (collateralized
                by U.S. Treasury Note, due 11/30/02,
                valued at $6,291,450) (cost $6,100,000)                                          6,100,000         240
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $208,325,196)                                       100.6%    255,454,452      10,057
Excess of Liabilities Over Other Assets                                                (.6)     (1,452,641)        (57)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $254,001,811     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--89.9%
              Aerospace/Defense--.8%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011+                                              $406,000         $76
----------------------------------------------------------------------------------------------------------------------
              Automotive--4.2%
     1,000M   Collins & Aikman Products Co., 11.5%, 2006                                           950,000         178
       950M   Exide Corp., 10%, 2005                                                               817,000         154
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 455,000          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,222,000         418
----------------------------------------------------------------------------------------------------------------------
              Building Materials--.9%
       500M   Nortek, Inc., 9.875%, 2011+                                                          483,750          91
----------------------------------------------------------------------------------------------------------------------
              Chemicals--3.2%
       600M   Huntsman Polymers Corp., 11.75%, 2004                                                438,000          82
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   549,500         103
       350M   Millennium America, Inc., 9.25%, 2008+                                               350,000          66
       350M   PMD Group, Inc., 11%, 2011+                                                          357,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,694,500         318
----------------------------------------------------------------------------------------------------------------------
              Containers/Packaging--1.6%
       400M   Tekni-Plex, Inc., 12.75%, 2010                                                       326,000          61
       500M   U.S. Can Corp., 12.375%, 2010                                                        507,500          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                   833,500         156
----------------------------------------------------------------------------------------------------------------------
              Durable Goods Manufacturing--1.8%
       750M   Clark Material Handling, Inc., 10.75%, 2006++                                         18,750           4
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                  946,400         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                   965,150         182
----------------------------------------------------------------------------------------------------------------------
              Electrical Equipment--2.0%
       750M   Amphenol Corp., 9.875%, 2007                                                         810,000         153
       250M   Integrated Elecrical Services, Inc., 9.375%, 2009+                                   246,250          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,056,250         199
----------------------------------------------------------------------------------------------------------------------
              Energy--7.0%
       700M   Compagnie Generale de Geophysique, 10.625%, 2007                                     731,500         138
       250M   Dresser, Inc., 9.375%, 2011+                                                         254,375          48
       950M   Giant Industries, Inc., 9.75%, 2003                                                  954,750         180
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
      $750M   Gulf Canada Resources, Ltd., 9.625%, 2005                                           $777,187        $145
     1,000M   Veritas DGC, Inc., 9.75%, 2003                                                     1,020,000         192
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,737,812         703
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure--1.2%
     1,000M   Carmike Cinemas, Inc., 9.375%, 2009++                                                625,000         117
       420M   Loews Cineplex Entertainment Corp., 8.875%, 2008++                                    39,900           8
       375M   Outboard Marine Corp., 10.75%, 2008++                                                     38          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   664,938         125
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.5%
     1,300M   Canandaigua Brands, Inc., 8.5%, 2009                                               1,314,625         247
----------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--3.1%
     1,000M   Isle of Capri Casinos, Inc., 8.75%, 2009                                             918,750         173
       700M   Park Place Entertainment Corp., 9.375%, 2007                                         737,625         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,656,375         312
----------------------------------------------------------------------------------------------------------------------
              Healthcare--6.8%
       700M   CONMED Corp., 9%, 2008                                                               682,500         128
       500M   Fisher Scientific International, Inc., 7.125%, 2005                                  475,392          89
       950M   Fisher Scientific International, Inc., 9%, 2008                                      940,500         177
       600M   Genesis Health Ventures, Inc., 9.75%, 2005++                                          99,000          19
       350M   Integrated Health Services, Inc., 9.5%, 2007++                                         4,375           1
       350M   Omnicare, Inc., 8.125%, 2011+                                                        355,250          67
     1,000M   Tenet Healthcare Corp., 8.625%, 2007                                               1,042,500         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,599,517         677
----------------------------------------------------------------------------------------------------------------------
              Household Products--1.0%
       500M   Playtex Products, Inc., 9.375%, 2011+                                                511,250          96
----------------------------------------------------------------------------------------------------------------------
              Information Technology/Office Equipment--1.4%
       400M   ChipPac International, Ltd., 12.75%, 2009                                            391,000          74
       700M   Exodus Communications, Inc., 10.75%, 2009                                            241,500          45
       300M   Exodus Communications, Inc., 11.625%, 2010                                           105,000          20
       250M   Rhythyms NetConnections, Inc., 12.75%, 2009                                           21,250           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                   758,750         143
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--13.4%
      $500M   Adelphia Communications Corp., 10.25%, 2011                                         $495,000         $93
     1,000M   Charter Communications Holdings, LLC, 10%, 2009                                    1,020,000         192
     1,100M   Diva Systems Corp., 0%-12.625%, 2008                                                 159,500          30
       800M   Echostar DBS, 9.375%, 2009                                                           788,000         148
     1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                    885,000         166
       350M   Nextstar Finance, LLC, 12%, 2008+                                                    365,750          68
       700M   NTL, Inc., 11.5%, 2008                                                               465,500          88
     1,000M   Rogers Communications, Inc., 8.875%, 2007                                            997,500         188
       700M   Sinclair Broadcasting Group, Inc., 10%, 2005                                         707,000         133
       700M   Star Choice Communications, Inc., 13%, 2005                                          742,000         140
       500M   Young Broadcasting Corp., 10%, 2011+                                                 482,500          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,107,750       1,337
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--6.1%
     1,000M   Garden State Newspapers, Inc., 8.625%, 2011                                          955,000         180
     1,000M   Mail-Well I Corp., 8.75%, 2008                                                       865,000         163
     1,000M   MDC Communications Corp., 10.5%, 2006                                                925,000         174
       500M   Quebecor Media, Inc., 11.125%, 2011+                                                 501,250          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,246,250         611
----------------------------------------------------------------------------------------------------------------------
              Mining/Metals--1.5%
       900M   Commonwealth Aluminum Corp., 10.75%, 2006                                            823,500         155
----------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--6.2%
     1,050M   Packaging Corporation of America, 9.625%, 2009                                     1,119,562         210
     1,000M   Riverwood International Corp., 10.25%, 2006                                        1,010,000         190
       501M   S.D. Warren Company, Inc., 14%, 2006                                                 541,878         102
       300M   Stone Container Corp., 9.75%, 2011+                                                  307,500          58
       325M   Tembec Industries, Inc., 8.5%, 2011+                                                 333,125          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,312,065         623
----------------------------------------------------------------------------------------------------------------------
              Real Estate Construction--.5%
       600M   Cathay International, Ltd., 13.5%, 2008+                                             241,500          45
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--2.3%
       583M   Hines Horticulture, Inc., 12.75%, 2005                                               542,190         102
       700M   Michael's Stores, Inc., 9.25%, 2009+                                                 705,250         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,247,440         235
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services--7.4%
    $1,150M   Allied Waste NA, Inc., 10%, 2009                                                  $1,187,375        $223
       500M   Encompass Services Corp., 10.5%, 2009+                                               482,500          91
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,000,000         188
     1,250M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      1,243,750         234
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,913,625         736
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--13.4%
       775M   Crown Castle International Corp., 9.375%, 2011+                                      703,313         132
       950M   E. Spire Communications, Inc., 13%, 2005++                                           195,938          37
     1,000M   Global Crossing Holding, Ltd., 9.5%, 2009                                            787,500         148
     1,000M   Level 3 Communications, Inc., 9.125%, 2008                                           420,000          79
     1,000M   McCaw International, Ltd., 0%-13%, 2007                                              285,000          54
       350M   McLeodUSA, Inc., 11.375%, 2009                                                       222,250          42
     1,250M   Netia Holdings BV, 0%-11.25%, 2007                                                   493,750          93
     1,050M   Nextel Communications, Inc., 0%-9.95%, 2008                                          658,875         124
     1,150M   Pac-West Telecommunications, Inc., 13.5%, 2009                                       523,250          98
     1,100M   Powertel, Inc., 12%, 2006                                                          1,166,000         219
     1,200M   RCN Corp., 0%-11%, 2008                                                              330,000          62
       700M   Triton Communications, LLC, 0%-11%, 2008                                             567,875         107
     1,500M   Viatel, Inc., 0%-12.5%, 2008++                                                        37,500           7
       500M   Williams Communications Group, Inc., 10.875%, 2009                                   205,000          39
       550M   Williams Communications Group, Inc., 11.875%, 2010                                   231,000          43
     1,400M   World Access, Inc., 13.25%, 2008++                                                    36,750           7
     1,000M   XO Communications, Inc., 9%, 2008                                                    285,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,149,001       1,345
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
       300M   Eletson Holdings, Inc., 9.25%, 2003                                                  301,500          57
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
       500M   AES Drax Energy, Ltd., 11.5%, 2010                                                   545,000         103
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $61,942,949)                                               47,792,048       8,990
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.8%
              Media (Cable TV/Broadcasting)--.5%
     8,636  * Echostar Communications Corp. - Class "A"                                            279,979          53
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--.3%
     1,000  * Medianews Group, Inc. - Class "A"                                                    130,000          24
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares,                                                                                                   Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,399  * World Access, Inc.                                                               $       224         $--
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $88,064)                                                        410,203          77
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--1.2%
              Miscellaneous--.6%
       443    Day International Group, Inc. 12.25%, PIK                                            332,153          63
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.6%
     5,000    Global Crossing Holdings, Ltd. 10.5%, PIK                                            288,750          54
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $898,259)                                                    620,903         117
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Media (Cable TV/Broadcasting)--.1%
     3,300  * Diva Systems Corp. (expiring 3/1/08)+                                                     33          --
    16,212  * Star Choice Communications, Inc. (expiring 12/15/05)+                                 42,557           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                    42,590           8
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     1,500  * E. Spire Communications, Inc. (expiring 11/1/05)+                                         --          --
     1,000  * McCaw International, Ltd. (expiring 4/15/07)+                                         20,000           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                    20,000           4
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,500)                                                               62,590          12
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.0%
     $1000M   U.S. Treasury Notes, 6.125%, 8/15/07
                (cost $1,092,969)                                                                1,050,217         198
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.2%
     1,275M   Duke Energy Corp., 4.12%, 7/2/01                                                   1,274,708         240
       450M   Florida Power & Light Co., 3.9%, 7/5/01                                              449,756          84
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,724,464)                                      1,724,464         324
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $65,749,205)                                         97.2%     51,660,425       9,718
Other Assets, Less Liabilities                                                         2.8       1,499,674         282
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $53,160,099     $10,000
======================================================================================================================

 * Non-income producing
 + See Note 5
++ In default as to principal and/or interest.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.9%
              United States--31.3%
    15,250    Abbott Laboratories                                                                 $732,153         $72
    10,800  * Adelphia Communications Corporation Class "A"                                        442,800          43
    13,100    Alcoa, Inc.                                                                          516,140          50
    11,600    American Home Products Corporation                                                   677,904          66
    13,970    American International Group, Inc.                                                 1,201,420         117
    12,900  * AOL Time Warner, Inc.                                                                683,700          67
    19,400  * AT&T Corporation - Liberty Media Group - Class "A"                                   339,306          33
    14,000    Banc One Corporation                                                                 501,200          49
     8,800    Baxter International, Inc.                                                           431,200          42
     9,400    Beckman Coulter, Inc.                                                                383,520          37
     1,600  * Calpine Corporation                                                                   60,480           6
     6,400    Chevron Corporation                                                                  579,200          57
    33,300  * Cisco Systems, Inc.                                                                  606,060          59
    19,849    Citigroup, Inc.                                                                    1,048,821         102
     9,200    Coca-Cola Company                                                                    414,000          40
    15,700  * Dell Computer Corporation                                                            407,415          40
     3,800    Delta Air Lines, Inc.                                                                167,504          16
    18,200    Dollar General Corporation                                                           354,900          35
     9,900    Dow Chemical Company                                                                 329,175          32
     4,000    Du Pont (E.I.) de Nemours & Company                                                  192,960          19
     6,800    Duke Energy Corporation                                                              265,268          26
     4,300    El Paso Energy Corporation                                                           225,922          22
     9,800  * EMC Corporation                                                                      284,690          28
     5,300    Emerson Electric Company                                                             320,650          31
     3,100    EOG Resources, Inc.                                                                  110,205          11
    14,200    Exxon Mobil Corporation                                                            1,240,370         121
     8,900    Gannett Company, Inc.                                                                586,510          57
    21,700    General Electric Company                                                           1,057,875         103
    12,200  * General Motors Corporation - Class "H"                                               247,050          24
     4,200  * Gilead Sciences, Inc.                                                                244,398          24
    20,700  * Healthsouth Corporation                                                              330,579          32
    15,950    Home Depot, Inc.                                                                     742,473          73
     6,000    Illinois Tool Works, Inc.                                                            379,800          37
    10,000  * Immunex Corporation                                                                  177,500          17
     4,500    IMS Health, Inc.                                                                     128,250          13
    17,000  * Instinet Group, Inc.                                                                 316,880          31
    25,240    Intel Corporation                                                                    738,270          72
     6,100    International Business Machines Corporation                                          689,300          67
     2,700  * International Rectifier Corporation                                                   92,070           9
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     5,500    J.P. Morgan Chase & Company                                                         $245,300         $24
     4,400    Johnson & Johnson                                                                    220,000          22
     6,200    Legg Mason, Inc.                                                                     308,512          30
     3,200    M&T Bank Corporation                                                                 241,600          24
     7,100    Marsh & McLennan Companies, Inc.                                                     717,100          70
     9,900    McDonald's Corporation                                                               267,894          26
     7,100    Merck & Company, Inc.                                                                453,761          44
    10,400    Merrill Lynch & Company, Inc.                                                        616,200          60
     5,400  * Micron Technology, Inc.                                                              221,940          22
    17,100  * Microsoft Corporation                                                              1,241,460         121
    17,000  * Oracle Corporation                                                                   323,000          32
    14,500    PepsiCo, Inc.                                                                        640,900          63
    22,362    Pfizer, Inc.                                                                         895,598          87
    16,814    Pharmacia Corporation                                                                772,603          75
     4,700    PPL Corporation                                                                      258,500          25
     6,585    Procter & Gamble Company                                                             420,123          41
     4,700    Qwest Communications International, Inc.                                             149,789          15
     3,800    R.J. Reynolds Tobacco Holdings, Inc.                                                 207,480          20
     7,700  * Rational Software Corporation                                                        215,985          21
    14,780    SBC Communications, Inc.                                                             592,087          58
     6,630    Schlumberger, Ltd.                                                                   349,070          34
    15,700    Solectron Corporation                                                                287,310          28
    12,750    State Street Corporation                                                             630,998          62
     4,800  * Tellabs, Inc.                                                                         93,024           9
     8,300    Texas Instruments, Inc.                                                              261,450          26
    17,200    U.S. Bancorp                                                                         391,988          38
    28,700  * Venator Group, Inc.                                                                  439,110          43
    11,200  * Verisign, Inc.                                                                       672,112          66
     3,600  * Veritas Software Corporation                                                         239,508          23
     5,252  * Viacom, Inc. - Class "B"                                                             271,791          27
    16,400    Wal-Mart Stores, Inc.                                                                800,320          78
    28,075  * WorldCom, Inc. - WorldCom Group                                                      398,665          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,093,096       3,133
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--15.6%
    34,200    AstraZeneca PLC                                                                    1,593,516         156
    14,500    AstraZeneca PLC (ADR)                                                                677,875          66
    22,955    BAA PLC                                                                              213,074          21
    44,600    BAE Systems PLC                                                                      213,580          21
    28,200    Barclays PLC                                                                         864,598          84
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    33,815    Billiton PLC                                                                        $168,472         $16
   103,026    BP PLC                                                                               846,916          83
    98,700    British Airways PLC                                                                  477,512          47
     2,200    British Airways PLC (ADR)                                                            107,624          11
    40,000  * British Sky Broadcasting Group PLC                                                   384,791          38
    49,623    British Telecommunications PLC                                                       311,960          30
    91,469  * Colt Telecom Group PLC                                                               632,919          62
     2,300  * Colt Telecom Group PLC (ADR)                                                          64,400           6
     6,155    GlaxoSmithKline PLC                                                                  173,128          17
    10,807    GlaxoSmithKline PLC (ADR)                                                            607,353          59
   108,900    Granada PLC                                                                          228,587          22
   116,100    Imperial Chemical Industries PLC (ADR)                                               680,890          66
   113,500    Lattice Group PLC                                                                    253,407          25
   123,967    Lloyds TSB Group PLC                                                               1,240,480         121
   133,900    Marks & Spencer PLC                                                                  493,390          48
    55,900    Reckitt Benckiser PLC                                                                805,832          79
   127,800    Reed International PLC                                                             1,132,349         111
   267,100    Rentokil Initial PLC                                                                 905,315          88
     9,400    Rio Tinto PLC                                                                        166,838          16
    29,900    Royal Bank of Scotland Group PLC                                                     658,945          64
    81,363    Smith & Nephew PLC                                                                   422,243          41
    27,100    Standard Chartered PLC                                                               347,213          34
    17,200    Unilever PLC (ADR)                                                                   593,400          58
   340,425    Vodafone Group PLC                                                                   754,069          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,020,676       1,564
----------------------------------------------------------------------------------------------------------------------
              France--9.2%
     3,900  * Atos Origin SA                                                                       280,648          27
     6,386    Aventis SA                                                                           509,822          50
    24,680    AXA-Uap                                                                              703,086          69
     8,700    BNP Paribas SA                                                                       757,165          74
    12,400    Carrefour SA                                                                         656,115          64
     9,791    CNP Assurances                                                                       330,236          32
     3,800    France Telecom SA                                                                    181,122          18
     8,800    France Telecom SA (ADR)                                                              425,040          41
     6,000    L'Oreal SA                                                                           387,320          38
    49,200  * Orange SA                                                                            399,866          39
    12,900    Pechiney SA - Class "A"                                                              655,268          64
    30,900    Suez SA                                                                              994,078          97
     5,841    Total Fina ELF SA - Class "B"                                                        817,901          80
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              France (continued)
    13,100    Total Fina ELF SA (ADR)                                                             $919,620         $90
     6,800    Vivendi Environment                                                                  286,175          28
    19,200    Vivendi SA                                                                         1,119,137         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,422,599         920
----------------------------------------------------------------------------------------------------------------------
              Japan--7.9%
    22,000    Banyu Pharmaceutical Company, Ltd.                                                   403,063          39
     8,000    Canon, Inc.                                                                          323,284          31
    10,000    Fuji Photo Film Company, Ltd.                                                        431,366          42
    10,000    Hoya Corporation                                                                     633,419          62
     2,400    Itochu Techno-Science Corporation                                                    273,252          27
        72    Japan Tobacco, Inc.                                                                  496,472          48
     7,000    Kyocera Corporation                                                                  617,383          60
    34,000    NEC Corporation                                                                      459,349          45
    85,000    Nikko Securities Company, Ltd.                                                       680,845          66
        70    Nippon Telegraph & Telephone Corporation                                             364,817          36
        18    NTT Mobile Communications Network, Inc.                                              313,182          31
    11,300    Promise Company, Ltd.                                                                931,398          91
    63,000    Sapporo Breweries, Ltd.                                                              202,053          20
    24,000    Sharp Corporation                                                                    327,133          32
     9,000    Sony Corporation                                                                     591,725          58
    16,600    Toyota Motor Corporation                                                             584,301          57
    20,000    Yamato Transport Company, Ltd.                                                       419,339          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,052,381         786
----------------------------------------------------------------------------------------------------------------------
              Netherlands--5.6%
    23,900    Aegon NV                                                                             672,772          66
    22,700    Akzo Nobel NV                                                                        960,891          94
    22,800  * ASML Holding NV                                                                      511,323          50
    30,000    Fortis (NL) NV                                                                       729,431          71
    14,275    Heineken NV                                                                          575,619          56
         9  * Koninklijke KPN NV (ADR)                                                                  52          --
    17,000    Koninklijke Philips Electronics NV                                                   450,620          44
    10,500    Royal Dutch Petroleum Company                                                        604,295          59
     5,100    Royal Dutch Petroleum Company - NY Shares (ADR)                                      297,177          29
    22,700    TNT Post Group NV                                                                    473,719          46
     1,400    Unilever NV - CVA                                                                     83,915           8
     6,800    Unilever NV - NY Shares (ADR)                                                        405,076          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,764,890         563
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.8%
     6,120    Nestle SA                                                                         $1,300,606        $127
    21,600    Novartis AG - Reg. Shs.                                                              781,686          77
     8,000    Roche Holding AG - Genusscheine                                                      576,356          56
       250    Serono SA - Class "B"                                                                247,983          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,906,631         284
----------------------------------------------------------------------------------------------------------------------
              Germany--2.6%
     9,845    Adidas-Salomon AG                                                                    596,770          58
    16,800    Deutsche Telekom AG                                                                  379,182          37
     9,600    Deutsche Telekom AG (ADR)                                                            215,520          21
    30,300    RWE AG                                                                             1,200,513         117
     6,600    SAP AG (ADR)                                                                         231,594          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,623,579         256
----------------------------------------------------------------------------------------------------------------------
              Sweden--2.5%
    21,090    Electrolux AB - Class "B"                                                            291,587          29
    28,750    ForeningsSparbanken AB                                                               332,785          33
    39,330    Gambro AB - Class "A"                                                                240,271          23
    23,940    Gambro AB - Class "B"                                                                145,152          14
    27,470    Hennes & Mauritz AB - Class "B"                                                      470,645          46
    41,960    Investor AB - Class "B"                                                              533,877          52
    46,230    Skandinaviska Enskilda Banken - Class "A"                                            439,562          43
    26,570    Telefonaktiebolaget L.M. Ericsson AB - Class "B"                                     145,233          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,599,112         254
----------------------------------------------------------------------------------------------------------------------
              Finland--2.2%
    27,041    Nokia OYJ                                                                            612,843          60
    27,600    Nokia OYJ (ADR)                                                                      608,304          60
    79,859    Sonera OYJ                                                                           622,675          61
    15,000    Upm-Kymmene Corporation                                                              424,020          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,267,842         222
----------------------------------------------------------------------------------------------------------------------
              Italy--1.7%
    40,500    Alleanza Assicurazioni SpA                                                           427,220          42
   138,710    Banca Monte dei Paschi di Siena SpA                                                  432,149          42
   183,500    Olivetti SpA                                                                         324,684          32
    95,100    Pirelli SpA                                                                          264,883          26
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Italy (continued)
    67,387    Telecom Italia Mobile SpA                                                           $343,440         $33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,792,376         175
----------------------------------------------------------------------------------------------------------------------
              Ireland--1.7%
    60,812    Allied Irish Banks PLC                                                               700,175          68
    27,500    CRH PLC                                                                              467,958          46
    89,100    Jefferson Smurfit Group PLC                                                          164,442          16
    37,369  * Ryanair Holdings PLC                                                                 388,582          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,721,157         168
----------------------------------------------------------------------------------------------------------------------
              South Korea--1.7%
    26,600    Korea Telecom Corporation (ADR)                                                      584,668          57
     5,040    Pohang Iron & Steel Company, Ltd.                                                    403,045          39
     4,890    Samsung Electronics                                                                  721,938          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,709,651         167
----------------------------------------------------------------------------------------------------------------------
              Spain--1.5%
    15,692    Banco Popular Espanol SA                                                             548,531          53
    38,300    Iberdrola SA                                                                         491,235          48
    17,267  * Industria de Diseno Textil SA                                                        275,554          27
     5,984    Telefonica SA (ADR)                                                                  222,844          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,538,164         150
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--1.3%
    35,000    Cheung Kong Holdings, Ltd.                                                           381,415          37
   177,000    New World Development Company, Ltd.                                                  215,580          21
   150,000    Sino Land Company, Ltd.                                                               62,501           6
    71,000    Sun Hung Kai Properties, Ltd.                                                        639,463          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,298,959         127
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.2%
    20,860  * Taiwan Semiconductor Manufacturing Company,
                Ltd. (ADR)                                                                         316,863          31
   107,200  * United Microelectronics Corporation (ADR)                                            954,080          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,270,943         124
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.6%
     5,800  * Global Crossing, Ltd.                                                                 50,112           5
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Bermuda (continued)
    10,500    Tyco International, Ltd.                                                            $572,250         $56
----------------------------------------------------------------------------------------------------------------------
                                                                                                   622,362          61
----------------------------------------------------------------------------------------------------------------------
              China--.6%
    95,500  * China Mobile, Ltd.                                                                   504,442          49
     4,300  * China Mobile, Ltd. (ADR)                                                             115,197          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                   619,639          60
----------------------------------------------------------------------------------------------------------------------
              Canada--.6%
    25,100    Abitibi-Consolidated, Inc.                                                           191,856          19
     9,500    Alcan, Inc.                                                                          399,236          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                   591,092          58
----------------------------------------------------------------------------------------------------------------------
              Belgium--.4%
    10,600    KBC Bancassurance Holding NV                                                         376,906          37
----------------------------------------------------------------------------------------------------------------------
              Singapore--.3%
    10,300  * Flextronics International, Ltd.                                                      268,933          26
----------------------------------------------------------------------------------------------------------------------
              Mexico--.3%
     6,700  * Grupo Televisa SA (ADR)                                                              268,067          26
----------------------------------------------------------------------------------------------------------------------
              Brazil--.2%
     5,100    Embraer - Empresa Brasileira de Aeronautica SA (ADR)                                 199,155          19
----------------------------------------------------------------------------------------------------------------------
              Russia--.1%
     1,600    LUKOIL (ADR)                                                                          76,744           7
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $88,462,080)                                                 94,104,954       9,187
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
     5,000  * Vale Do Rio Doce - Class "B" (cost $0)                                                    --          --
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.2%
              U.S. Treasury Bills:+
      $110M   3.99%, 7/5/01                                                                        109,973          10
        50M   3.5975%, 8/9/01                                                                       49,822           5
       100M   3.615%, 8/30/01                                                                       99,426          10
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $259,123)                                         259,221          25
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT AND AGENCY SECURITIES--6.2%
              Germany
Euro 7,520M   Bundesobligation, 5%, 8/20/01 (cost $6,906,550)                                   $6,369,937        $622
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.9%
    $1,944M   BNP Paribas, 3.94%, 7/2/01, (collateralized by
              U.S. Treasury Bond, due 5/15/04, valued at
              $1,981,529) (cost $1,944,000)                                                      1,944,000         190
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $97,571,753)                                        100.2%    102,678,112      10,024
Excess of Liabilities Over Other Assets                                                (.2)       (243,393)        (24)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $102,434,719     $10,000
======================================================================================================================

* Non-income producing
+ See Note 6


See notes to financial statements




Sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------
                                                 Percentage
Sector                                        of Net Assets             Value
-----------------------------------------------------------------------------
Technology Hardware & Equipment                         9.6%       $9,854,481
Pharmaceuticals & Biotechnology                         9.5         9,744,699
Telecommunication Services                              7.8         7,950,732
Banks                                                   7.6         7,833,297
Diversified Financials                                  5.9         6,042,262
Energy                                                  5.7         5,841,498
Materials                                               5.6         5,721,191
Media                                                   5.6         5,704,088
Food/Beverage/Tobacco                                   4.8         4,919,521
Insurance                                               4.0         4,051,834
Utilities                                               3.9         4,035,578
Retailing                                               3.5         3,576,392
Software & Services                                     3.4         3,477,559
Capital Goods                                           2.9         3,008,193
Consumer Durables & Apparel                             2.6         2,689,201
Transportation                                          2.2         2,247,354
Health Care Equipment & Services                        1.9         1,952,965
Real Estate                                             1.3         1,298,959
Household & Personal Products                           1.2         1,193,152
Commercial Services & Supplies                          1.0         1,033,565
Food & Drug Retailing                                    .6           656,115
Automobiles & Components                                 .6           584,301
Household & Personal Products                            .4           420,123
Hotels Restaurants & Leisure                             .3           267,894
U.S. Government Obligations                              .2           259,221
Foreign Government and Agency Securities                6.2         6,369,937
Repurchase Agreement                                    1.9         1,944,000
-----------------------------------------------------------------------------
Total Value of Investments                            100.2       102,678,112
Excess of Liabilities Over Other Assets                 (.2)         (243,393)
-----------------------------------------------------------------------------
Net Assets                                            100.0%     $102,434,719
=============================================================================


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--88.3%
              Aerospace/Defense--4.6%
      $300M   Honeywell International, Inc., 6.875%, 2005                                         $312,096        $130
       300M   Precision Castparts Corp., 8.75%, 2005                                               315,652         131
       300M   Raytheon Co., 6.15%, 2008                                                            278,019         116
       200M   United Technologies Corp., 7.125%, 2010                                              209,133          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,114,900         464
----------------------------------------------------------------------------------------------------------------------
              Automotive --5.2%
       250M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          261,449         109
       200M   Goodyear Tire & Rubber Co., 8.5%, 2007                                               208,636          87
       200M   Lear Corp., 7.96%, 2005                                                              203,745          85
       270M   Navistar International Corp., 8%, 2008                                               249,750         104
       300M   Visteon Corp., 8.25%, 2010                                                           314,890         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,238,470         516
----------------------------------------------------------------------------------------------------------------------
              Chemicals--3.4%
       250M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        268,524         112
       300M   Lubrizol Corp., 7.25%, 2025                                                          284,746         119
       270M   PPG Industries, Inc., 7.4%, 2019                                                     269,177         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                   822,447         343
----------------------------------------------------------------------------------------------------------------------
              Consumer Products--1.1%
       265M   Mattel, Inc., 6%, 2003                                                               262,148         109
----------------------------------------------------------------------------------------------------------------------
              Energy--6.1%
       315M   Baroid Corp., 8%, 2003                                                               330,942         138
       150M   Gulf Canada Resources, Ltd., 8.375%, 2005                                            162,937          68
       250M   Phillips Petroleum Co., 7.2%, 2023                                                   230,382          96
       300M   Repsol International Finance, 7.45%, 2005                                            314,643         131
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    221,102          92
       200M   Veritas DGC, Inc., 9.75%, 2003                                                       204,000          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,464,006         610
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure--2.9%
       150M   Time Warner, Inc., 6.875%, 2018                                                      141,985          59
       225M   Viacom, Inc., 7.75%, 2005                                                            239,245         100
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure (continued)
      $300M   Walt Disney Co., 7.3%, 2005                                                         $316,722        $132
----------------------------------------------------------------------------------------------------------------------
                                                                                                   697,952         291
----------------------------------------------------------------------------------------------------------------------
              Financial--12.3%
       225M   Aetna, Inc., 7.875%, 2011                                                            219,166          91
       250M   Bank of America Corp., 7.8%, 2010                                                    265,861         111
       300M   Bank One Corp., 7.875%, 2010                                                         321,587         134
       125M   BB&T Corp., 6.375%, 2005                                                             124,392          52
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  324,371         135
       200M   Citicorp, 8%, 2003                                                                   209,634          87
       250M   ERAC USA Finance Enterprise Co., 9.125%, 2004                                        270,822         113
       200M   First Union Corp., 7.7%, 2005                                                        211,267          88
       250M   Fleet Capital Trust II, 7.92%, 2026                                                  249,571         104
       225M   Huntington National Bank, 8%, 2010                                                   238,844          99
       250M   Republic NY Corp., 7.75%, 2009                                                       263,272         110
       225M   Washington Mutual, Inc., 8.25%, 2010                                                 243,546         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,942,333       1,225
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.6%
       250M   Anheuser-Busch Companies, Inc., 7%, 2005                                             255,476         106
       250M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            261,929         109
       300M   Hershey Foods Corp., 6.7%, 2005                                                      310,462         130
       275M   Pepsi Bottling Group, Inc., 7%, 2029                                                 275,835         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,103,702         460
----------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--1.1%
       250M   MGM Grand, Inc., 8.5%, 2010                                                          259,741         108
----------------------------------------------------------------------------------------------------------------------
              Healthcare--2.0%
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            200,783          84
       250M   Tenet Healthcare Corp., 9.25%, 2010                                                  283,125         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                   483,908         202
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--3.8%
       250M   Ford Motor Credit Co., 7.5%, 2005                                                    259,643         108
       300M   General Electric Capital Corp., 7.875%, 2006                                         328,886         137
       300M   General Motors Acceptance Corp., 7.75%, 2010                                         313,524         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                   902,053         376
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--2.8%
      $300M   Comcast Cable Communications, Inc., 8.375%, 2007                                    $325,755        $136
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     345,266         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                   671,021         279
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--3.5%
       300M   New York Times Co., Inc., 7.625%, 2005                                               318,394         133
       250M   News America Holdings, Inc., 8.5%, 2005                                              266,044         111
       300M   PanAmSat Corp., 6.375%, 2008                                                         267,442         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                   851,880         355
----------------------------------------------------------------------------------------------------------------------
              Mining/Metals--2.6%
       300M   Hanson PLC, 7.875%, 2010                                                             312,017         130
       300M   Thiokol Corp., 6.625%, 2008                                                          301,916         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                   613,933         256
----------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--1.3%
       300M   International Paper Co., 8.125%, 2005                                                317,868         132
----------------------------------------------------------------------------------------------------------------------
              Real Estate--.6%
       155M   Simon Property Group, Inc., 7.875%, 2016+                                            150,043          62
----------------------------------------------------------------------------------------------------------------------
              Retail - Food/Drug--2.0%
       300M   Kroger Co., 7%, 2018                                                                 285,039         118
       195M   Safeway, Inc., 7.25%, 2004                                                           202,984          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                   488,023         203
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--3.7%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       293,240         122
       250M   Target Corp., 7.5%, 2010                                                             267,307         111
       300M   Wal-Mart Stores, Inc., 8%, 2006                                                      329,842         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                   890,389         371
----------------------------------------------------------------------------------------------------------------------
              Services--1.1%
       250M   Allied Waste, Inc. , 8.875%, 2008+                                                   257,813         107
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--8.3%
       300M   Deutsche Telekom AG, 8%, 2010                                                        310,412         129
       275M   Global Crossing Holding, Ltd., 9.125%, 2006                                          217,938          91
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications (continued)
      $300M   GTE Corp., 7.9%, 2027                                                               $298,279        $124
       275M   MetroNet Communications Corp., 0%-9.95%, 2008                                        232,706          97
       100M   Pacific Bell Telephone Co., 7%, 2004                                                 103,675          43
       275M   Sprint Capital Corp., 6.375%, 2009                                                   256,170         107
       250M   Vodafone AirTouch PLC , 7.75%, 2010                                                  263,075         110
       305M   WorldCom, Inc., 8.875%, 2006                                                         314,502         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,996,757         832
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.9%
       275M   Burlington Northern Santa Fe Corp., 7.875%, 2007                                     291,714         122
       300M   Canadian National Railway Co., 6.45%, 2006                                           302,868         126
       247M   Continental Airlines, Inc., 8.388%, 2020                                             259,923         108
       250M   Eletson Holdings, Inc., 9.25%, 2003                                                  251,250         105
       300M   Norfolk Southern Corp., 7.35%, 2007                                                  311,012         129
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,416,767         590
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.4%
       300M   Columbia Energy Group, 6.8%, 2005                                                    302,999         126
       265M   Consumers Energy Co., 6.375%, 2008                                                   257,478         107
       350M   El Paso Energy Corp., 7.375%, 2012                                                   344,366         144
       300M   Enron Corp., 7.125%, 2007                                                            307,566         128
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          215,936          90
       275M   Northwestern Public Service Co., 7.1%, 2005                                          285,127         119
        28M   Old Dominion Electric Cooperative, 7.97%, 2002                                        28,712          12
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                                             262,798         109
       225M   PSI Energy, Inc., 8.85%, 2022                                                        261,376         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,266,358         944
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $20,845,579)                                               21,212,512       8,835
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.3%
              Housing
       335M   Virginia State Housing Dev. Auth., 6.51%, 2019
                (cost $289,779)                                                                    314,900         131
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.8%
       500M   U.S. Treasury Notes, 7.875%, 11/15/04                                                547,694         228
     1,000M   U.S. Treasury Notes, 6.625%, 5/15/07                                               1,074,649         449
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,545,977)                                     1,622,343         677
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.9%
      $450M   Ford Motor Credit Co., 3.84%, 7/6/01
                (cost $449,712)                                                                   $449,712        $187
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,131,047)                                         98.3%     23,599,467       9,830
Other Assets, Less Liabilities                                                         1.7         409,152         170
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,008,619     $10,000
======================================================================================================================

+ See Note 5


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO COUPON
              OBLIGATIONS--65.6%
              Agency For International Development - Israel:
      $570M     2/15/2007                                                             5.52%       $419,464        $139
       119M     3/15/2007                                                             5.55          87,074          29
     1,513M     8/15/2007                                                             5.58       1,079,607         357
     1,000M     11/15/2007                                                            5.46         709,119         235
       980M     2/15/2008                                                             5.69         675,899         223
       493M   Federal Judiciary Office Building,
                2/15/2007                                                             5.79         357,630         118
              Federal National Mortgage Association:
       961M     7/15/2007                                                             5.99         672,855         222
       525M     10/8/2007                                                             5.93         363,936         120
       719M     11/29/2007                                                            5.91         494,814         163
       558M     2/1/2008                                                              6.05         376,751         124
     1,134M     8/1/2008                                                              6.12         739,603         244
              Government Trust Certificate - Israel Trust:
       307M     10/1/2007                                                             5.77         215,052          71
     6,904M     11/15/2007                                                            5.71       4,820,455       1,592
       766M   Government Trust Certificate - Turkey
                Trust, 11/15/2007                                                     5.71         534,831         177
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                6.53         395,192         131
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            5.35       4,629,456       1,529
              Tennessee Valley Authority:
     1,166M     5/1/2007                                                              5.93         828,853         274
     2,600M     11/1/2007                                                             5.83       1,806,056         596
     1,000M     4/15/2008                                                             6.08         665,688         220
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
                Coupon Obligations (cost $18,835,234)                                           19,872,335       6,564
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--34.3%
    14,340M   U.S. Treasury Strips, 11/15/2007
                (cost $9,477,775)                                                     5.11      10,392,040       3,432
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $28,313,009)                                         99.9%     30,264,375       9,996
Other Assets, Less Liabilities                                                          .1          15,302           4
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $30,279,677     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO COUPON
              OBLIGATIONS--62.4%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             5.95%       $763,269        $609
       495M     9/15/2010                                                             5.93         289,085         231
              Federal National Mortgage Association:
     1,260M     8/7/2010                                                              6.35         713,335         569
       700M     10/8/2010                                                             6.35         391,918         313
       600M     11/29/2010                                                            6.35         333,063         266
     2,321M     2/1/2011                                                              6.41       1,268,071       1,011
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     6.14         283,712         226
     1,700M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     6.14         964,623         769
              Resolution Funding Corporation:
       650M     10/15/2010                                                            5.76         383,592         306
     2,998M     1/15/2011                                                             5.83       1,732,709       1,383
     1,250M   Tennessee Valley Authority, 11/1/2010                                   6.24         703,936         561
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
                Coupon Obligations (cost $7,476,327)                                             7,827,313       6,244
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--37.3%
     7,810M   U.S. Treasury Strips, 11/15/2010
                (cost $4,363,954)                                                     5.54       4,680,424       3,732
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $11,840,281)                                         99.7%     12,507,737       9,976
Other Assets, Less Liabilities                                                          .3          32,457          24
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,540,194     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO COUPON
              OBLIGATIONS--57.9%
      $300M   Agency For International Development -
                Israel, 3/15/2016                                                     6.38%       $119,035        $345
              Federal Home Loan Mortgage Corporation:
       550M     3/15/2015                                                             6.63         224,901         652
       480M     9/15/2015                                                             6.67         189,014         548
              Federal National Mortgage Association:
       150M     2/12/2015                                                             6.77          60,602         176
       243M     8/12/2015                                                             6.82          94,322         274
       300M     9/23/2015                                                             6.82         115,515         335
       210M   Government Trust Certificate - Turkey
                Trust, 5/15/2015                                                      6.59          85,442         248
       200M   International Bank for Reconstruction &
                Development, 2/15/2015                                                7.13          77,015         223
              Resolution Funding Corporation:
       300M     10/15/2015                                                            6.23         124,874         362
       320M     1/15/2016                                                             6.23         131,116         380
     2,000M   Tennessee Valley Authority,
                11/1/2015                                                             6.71         776,094       2,251
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero
                Coupon Obligations (cost $1,991,820)                                             1,997,930       5,794
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--39.3%
     3,210M   U.S. Treasury Strips, 11/15/2015
                (cost $1,290,096)                                                     6.10       1,353,679       3,926
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $3,281,916)                                          97.2%      3,351,609       9,720
Other Assets, Less Liabilities                                                         2.8          96,454         280
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $3,448,063     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.4%
              Capital Goods--.5%
    13,700  * American Superconductor Corporation                                                 $353,460         $47
----------------------------------------------------------------------------------------------------------------------
              Communication Services--28.0%
    26,500    ALLTEL Corporation                                                                 1,623,390         217
    44,200  * AT&T Wireless Group                                                                  722,670          97
    38,300    BellSouth Corporation                                                              1,542,341         206
     9,700    British Telecom PLC (ADR)                                                            627,105          84
    42,691  * Broadwing, Inc.                                                                    1,043,795         140
    48,375    CenturyTel, Inc.                                                                   1,465,763         196
    20,100  * Commonwealth Telephone Enterprises, Inc.                                             849,225         114
    36,000    Deutsche Telekom AG (ADR)                                                            808,200         108
    72,155  * Global Crossing, Ltd.                                                                623,419          83
    65,591    Qwest Communications International, Inc.                                           2,090,385         281
    48,000    SBC Communications, Inc.                                                           1,922,880         257
    60,300    Sprint Corporation                                                                 1,288,008         172
    18,000    Telefonos de Mexico SA (ADR)                                                         631,620          85
    13,600    Telephone & Data Systems, Inc.                                                     1,479,000         198
    49,918    Verizon Communications, Inc.                                                       2,670,613         358
    20,500    Vodafone Group PLC (ADR)                                                             458,175          61
     4,700  * Western Wireless Corporation - Class "A"                                             202,100          27
    61,129  * WorldCom, Inc. - WorldCom Group                                                      868,032         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,916,721       2,800
----------------------------------------------------------------------------------------------------------------------
              Energy--2.8%
    12,100  * Cooper Cameron Corporation                                                           675,180          90
    18,200  * Hanover Compressor Company                                                           602,238          81
    16,600  * Nabors Industries, Inc.                                                              617,520          83
     3,300    Schlumberger, Ltd.                                                                   173,745          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,068,683         277
----------------------------------------------------------------------------------------------------------------------
              Technology--1.8%
    34,600    Motorola, Inc.                                                                       572,976          77
    45,300  * TyCom, Ltd.                                                                          779,160         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,352,136         181
----------------------------------------------------------------------------------------------------------------------
              Utilities--58.3%
    36,700  * AES Corporation                                                                    1,579,935         211
    15,500    Allegheny Energy, Inc.                                                               747,875         100
    32,700    Allete, Inc.                                                                         735,750          98
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    27,000    Alliant Energy Corporation                                                          $787,050        $105
    25,100    American Electric Power Company, Inc.                                              1,158,867         155
    23,900    American States Water Company                                                        812,600         109
    16,900    Cascade Natural Gas Corporation                                                      359,970          48
    35,200    Cinergy Corporation                                                                1,230,240         165
    50,200    Conectiv, Inc. - Class "A"                                                         1,084,320         145
    28,600    Constellation Energy Group, Inc.                                                   1,218,360         163
    43,400    Duke Energy Corporation                                                            1,693,034         227
    49,550    Dynegy, Inc. - Class "A"                                                           2,304,075         309
    27,136    El Paso Corporation                                                                1,425,725         191
    30,600    Enron Corporation                                                                  1,499,400         201
    31,800    Entergy Corporation                                                                1,220,802         163
    11,900    FPL Group, Inc.                                                                      716,499          96
    15,400    Hawaiian Electric Industries, Inc.                                                   588,280          79
    40,600    MDU Resources Group, Inc.                                                          1,284,584         172
    23,300  * Mirant Corporation                                                                   801,520         107
    14,300    National Fuel Gas Company                                                            743,457          99
    14,500    New Jersey Resources Corporation                                                     655,400          88
    75,800  * Niagara Mohawk Holdings, Inc.                                                      1,340,902         179
    16,800    NICOR, Inc.                                                                          654,864          88
    31,100    NiSource, Inc.                                                                       849,963         114
    49,800    Northeast Utilities                                                                1,033,350         138
    21,259    NSTAR                                                                                904,783         121
    52,900    OGE Energy Corporation                                                             1,196,069         160
    13,100    Peoples Energy Corporation                                                           526,620          70
    58,000    Potomac Electric Power Company                                                     1,213,360         162
    22,800    Progress Energy, Inc.                                                              1,024,176         137
    22,600    Public Service Company of New Mexico                                                 725,460          97
    18,400    Public Service Enterprise Group, Inc.                                                899,760         120
    52,706    SCANA Corporation                                                                  1,496,850         200
    38,900    Southwest Gas Corporation                                                            921,152         123
    63,000    UtiliCorp United, Inc.                                                             1,924,650         259
    45,400    Vectren Corporation                                                                  939,780         126
    57,400    Williams Companies, Inc.                                                           1,891,330         253
    61,800    Wisconsin Energy Corporation                                                       1,468,986         197
    12,100    WPS Resources Corporation                                                            426,525          57
    53,415    Xcel Energy, Inc.                                                                  1,519,657         203
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,605,980       5,835
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $60,447,159)                                                 68,296,980       9,140
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.8%
              Communication Services--.3%
     4,500    Broadwing, Inc., 6.75%, 2049 Series "B"                                             $213,750         $29
----------------------------------------------------------------------------------------------------------------------
              Utilities--.5%
     2,800    AES Trust III, 6.75%, 2029                                                           193,200          26
       600    Carolina Power & Light, Co., 8.55%, 2025, Series "A"                                  15,630           2
     8,300    Duke Energy Corp., 8.25%, 2004                                                       212,895          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                   421,725          56
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $621,380)                                        635,475          85
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.3%
              Utilities
      $200M   Northwestern Corp., 7.1%, 2005 (cost $196,098)                                       207,365          28
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.9%
     3,000M   General Electric Capital Corp., 3.75%, 7/5/01                                      2,998,437         401
     1,400M   Prudential Funding Corp., 3.83%, 7/06/01                                           1,398,958         187
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,397,395)                                      4,397,395         588
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $65,662,032)                                         98.4%     73,537,215       9,841
Other Assets, Less Liabilities                                                         1.6       1,188,466         159
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $74,725,681     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



This page intentionally left blank.




Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2001

-------------------------------------------------------------------------------------------------------------------------------
                                                     CASH                     FOCUSED
                                  BLUE CHIP    MANAGEMENT     DISCOVERY        EQUITY    GOVERNMENT        GROWTH    HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost             $209,183,377   $11,171,136  $119,947,655    $8,385,906   $12,965,683  $208,325,196   $65,749,205
                               ============  ============  ============  ============  ============  ============  ============
At value (Note 1A)             $251,306,795   $11,171,136  $144,817,449    $8,217,103   $13,039,876  $255,454,452   $51,660,425
Cash (overdraft)                  1,008,411        95,313       280,156          (742)      154,404       157,619     1,398,353
Receivables:
Investment securities sold               --            --            --            --            --       687,902        28,781
Interest and dividends              123,056        78,203        15,403         5,240       140,754       165,429     1,310,763
Trust shares sold                    64,468            44        59,889        12,863        10,194       130,471        27,519
Other assets                         14,964         1,101         9,878           393           538        15,248         3,749
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets                    252,517,694    11,345,797   145,182,775     8,234,857    13,345,766   256,611,121    54,429,590
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
Investment securities
  purchased                       3,848,386       300,000     2,547,956       193,326            --     2,360,130     1,188,970
Trust shares redeemed               132,847        63,494        76,514         3,175           100        93,822        33,260
Dividend payable                         --        32,305            --            --            --            --            --
Accrued advisory fees               150,913         5,204        80,575         4,818         6,354       152,143        32,155
Accrued expenses                      5,770         8,674         6,605         3,615         3,735         3,215        15,106
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities                 4,137,916       409,677     2,711,650       204,934        10,189     2,609,310     1,269,491
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets                     $248,379,778   $10,936,120  $142,471,125    $8,029,923   $13,335,577  $254,001,811   $53,160,099
                               ============  ============  ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                $212,708,299   $10,936,120  $140,202,406    $9,076,710   $13,474,419  $210,085,540   $68,372,147
Accumulated net investment
  income (loss)                     522,063            --      (227,948)        9,733       391,425       116,810     2,904,903
Accumulated net realized loss
  on investments                 (6,974,002)           --   (22,373,127)     (887,717)     (604,460)   (3,329,795)   (4,028,171)
Net unrealized appreciation
  (depreciation)
  of investments                 42,123,418            --    24,869,794      (168,803)       74,193    47,129,256   (14,088,780)
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                          $248,379,778   $10,936,120  $142,471,125    $8,029,923   $13,335,577  $254,001,811   $53,160,099
                               ============  ============  ============  ============  ============  ============  ============
Shares of beneficial
  interest outstanding
  (Note 2)                       10,747,649    10,936,120     5,848,668       910,642     1,334,722     7,871,841     6,402,481
                               ============  ============  ============  ============  ============  ============  ============

Net asset value, offering and
  redemption price per
  share (Net assets divided
  by shares outstanding)             $23.11         $1.00        $24.36         $8.82         $9.99        $32.27         $8.30
                               ============  ============  ============  ============  ============  ============  ============


See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2001

-------------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL      INVESTMENT          TARGET          TARGET          TARGET       UTILITIES
                                     SECURITIES           GRADE   MATURITY 2007   MATURITY 2010   MATURITY 2015          INCOME
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $ 97,571,753     $23,131,047     $28,313,009     $11,840,281      $3,281,916     $65,662,032
                                   ============    ============    ============    ============    ============    ============
At value (Note 1A)                 $102,678,112     $23,599,467     $30,264,375     $12,507,737      $3,351,609     $73,537,215
Cash                                      4,337         143,827          50,804          40,398          77,008       1,000,314
Receivables:
Investment securities sold              852,044              --              --              --              --         611,325
Interest and dividends                  485,402         432,405              --              --              --          80,107
Trust shares sold                        55,146          27,925          40,242             362          21,742          54,940
Variation margin (Note 6)                31,570              --              --              --              --              --
Other assets                              6,794           1,016           1,317             532              94           4,099
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Assets                        104,113,405      24,204,640      30,356,738      12,549,029       3,450,453      75,288,000
                                   ------------    ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
  purchased                           1,492,393         159,142              --              --              --         494,078
Trust shares redeemed                    80,711          20,160          58,922              --              --          18,420
Forward currency contracts
  (Note 6)                                3,174              --              --              --              --              --
Accrued advisory fees                    62,105          11,437          14,551           6,036           1,648          45,085
Accrued expenses                         40,303           5,282           3,588           2,799             742           4,736
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Liabilities                     1,678,686         196,021          77,061           8,835           2,390         562,319
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Assets                         $102,434,719     $24,008,619     $30,279,677     $12,540,194      $3,448,063     $74,725,681
                                   ============    ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $101,336,936     $23,545,756     $27,733,950     $11,663,928      $3,319,920     $70,788,411
Accumulated net investment
  income                                537,205         748,227         795,323         312,492          80,308         666,000
Accumulated net realized loss
  on investments,
  futures contracts and
  foreign currency
  transactions                       (4,432,874)       (753,784)       (200,962)       (103,682)        (21,858)     (4,603,913)
Net unrealized appreciation
  of investments,
  futures contracts and
  foreign currency
  transactions                        4,993,452         468,420       1,951,366         667,456          69,693       7,875,183
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total                              $102,434,719     $24,008,619     $30,279,677     $12,540,194      $3,448,063     $74,725,681
                                   ============    ============    ============    ============    ============    ============
Shares of beneficial
  interest outstanding
  (Note 2)                            6,361,327       2,176,272       2,372,952         965,553         307,182       5,172,349
                                   ============    ============    ============    ============    ============    ============

Net asset value, offering and
  redemption price per
  share (Net assets divided
  by shares outstanding)                 $16.10          $11.03          $12.76          $12.99          $11.22          $14.45
                                   ============    ============    ============    ============    ============    ============


See notes to financial statements




Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2000

------------------------------------------------------------------------------------------------------------------------------
                                                    CASH                     FOCUSED
                                 BLUE CHIP    MANAGEMENT     DISCOVERY        EQUITY    GOVERNMENT        GROWTH    HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------

Investment Income

Income:
Interest                         $ 392,674      $266,019     $ 207,725      $ 21,823      $428,209     $ 179,500    $3,086,214
Dividends                        1,134,943            --       109,046        28,035            --       956,306        44,454(a)
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Income                     1,527,617       266,019       316,771        49,858       428,209     1,135,806     3,130,668
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 4):
Advisory fees                      941,769        36,870       499,154        29,279        43,046       951,347       205,949
Professional fees                   26,575           991        14,530         7,000         1,271        30,851         7,950
Custodian fees and expenses         19,664         3,176        14,191           394         2,890        12,203         5,000
Reports and notices to
shareholders                         3,304           200         5,783         2,459           191         7,736         1,120
Other expenses                      21,876         8,432        21,405         1,345         1,341        20,594         9,866
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                   1,013,188        49,669       555,063        40,477        48,739     1,022,731       229,885
Less: Expenses waived or
assumed                                 --       (13,431)           --            --        (9,155)           --            --
  Custodian fees paid
indirectly                          (7,702)       (1,612)      (10,344)         (394)       (2,890)       (3,909)       (4,351)
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                     1,005,486        34,626       544,719        40,083        36,694     1,018,822       225,534
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)       522,131       231,393      (227,948)        9,775       391,515       116,984     2,905,134
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------

Realized and Unrealized Gain
  (Loss) on
  Investments (Note 3):

Net realized gain (loss) on
  investments                   (6,139,164)           --   (20,903,514)      209,389       162,020    (2,579,586)   (1,958,784)
Net unrealized appreciation
  (depreciation)
  of investments               (18,159,358)           --     5,073,783      (484,911)      (62,457)  (22,516,131)   (1,714,331)
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net gain (loss) on
  investments                  (24,298,522)           --   (15,829,731)     (275,522)       99,563   (25,095,717)   (3,673,115)
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net Increase (Decrease) in
  Net Assets Resulting
  from Operations             $(23,776,391)     $231,393  $(16,057,679)   $ (265,747)     $491,078  $(24,978,733)   $ (767,981)
                              ============  ============  ============  ============  ============  ============  ============

(a) See Note 1H


See notes to financial statements




Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2001

-------------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL      INVESTMENT          TARGET          TARGET          TARGET       UTILITIES
                                     SECURITIES           GRADE   MATURITY 2007   MATURITY 2010   MATURITY 2015          INCOME
-------------------------------------------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                              $ 304,363       $ 825,936        $891,059        $352,042        $ 90,365       $ 132,060
Dividends                               889,901(b)           --              --              --              --         842,448
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Income                          1,194,264         825,936         891,059         352,042          90,365         974,508
                                   ------------    ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                           404,632          84,172         111,145          44,559          11,349         289,547
Professional fees                        14,982           3,750           3,500           1,580             357           6,470
Custodian fees and expenses             123,796           3,159           2,117           1,075             149           7,776
Reports and notices to
  shareholders                            3,069             500             743             206             103           2,553
Other expenses                           17,310           4,862           2,488           2,088             509           9,889
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total expenses                          563,789          96,443         119,993          49,508          12,467         316,235
Less: Expenses waived or
  assumed                                    --         (16,835)        (22,229)         (8,912)         (2,270)             --
Custodian fees paid
  indirectly                                 --          (2,028)         (2,117)         (1,075)           (149)         (7,776)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net expenses                            563,789          77,580          95,647          39,521          10,048         308,459
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net investment income                   630,475         748,356         795,412         312,521          80,317         666,049
                                   ------------    ------------    ------------    ------------    ------------    ------------

Realized and Unrealized Gain
  (Loss) on Investments,
  Futures Contracts and
  Foreign Currency
  Transactions (Note 3):

Net realized gain (loss) on
  investments, futures
  contracts and foreign
  currency transactions              (4,020,948)         45,820            (409)         (4,342)        (17,939)     (4,545,361)
Net unrealized appreciation
  (depreciation) of
  investments, futures
  contracts and foreign
  currency transactions             (10,886,822)        231,758        (108,332)       (278,908)       (167,755)     (3,815,045)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments,
  futures contracts and
  foreign currency
  transactions                      (14,907,770)        277,578        (108,741)       (283,250)       (185,694)     (8,360,406)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations                  $(14,277,295)     $1,025,934        $686,671        $ 29,271       $(105,377)    $(7,694,357)
                                   ============    ============    ============    ============    ============    ============

(b) Net of $102,555 foreign taxes withheld.


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                              BLUE CHIP                  CASH MANAGEMENT
                                    ---------------------------    ----------------------------
                                       1/1/01 to      1/1/00 to       1/1/01 to       1/1/00 to
                                         6/30/01       12/31/00         6/30/01        12/31/00
----------------------              ------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)          $ 522,131       $ 760,156       $ 231,393       $ 498,330
Net realized gain (loss) on
  investments                        (6,139,164)     26,100,306              --              --
Net unrealized appreciation
  (depreciation)
  of investments                    (18,159,358)    (43,548,646)             --              --
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets resulting
  from operations                   (23,776,391)    (16,688,184)        231,393         498,330
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                  (758,461)     (1,046,930)       (231,393)       (498,330)
Net realized gains                  (26,914,843)    (16,716,269)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                 (27,673,304)    (17,763,199)       (231,393)       (498,330)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             7,378,301      24,358,649       2,408,871       2,848,284
Reinvestment of distributions        27,673,304      17,763,199         199,088         498,330
Cost of shares redeemed              (7,665,520)    (10,326,723)       (723,561)     (4,312,691)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
  trust share transactions           27,386,085      31,795,125       1,884,398        (966,077)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                        (24,063,610)     (2,656,258)      1,884,398        (966,077)

Net Assets
Beginning of period                 272,443,388     275,099,646       9,051,722      10,017,799
                                   ------------    ------------    ------------    ------------
End of period+                     $248,379,778    $272,443,388     $10,936,120     $ 9,051,722
                                   ============    ============    ============    ============
+ Includes undistributed
  net investment income (loss) of     $ 522,063       $ 758,393            $ --            $ --
                                   ============    ============    ============    ============

* Trust Shares Issued
  and Redeemed
Sold                                    300,310         793,908       2,408,871       2,848,284
Issued for distributions
  reinvested                          1,176,086         566,068         199,088         498,330
Redeemed                               (311,246)       (337,201)       (723,561)     (4,312,691)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  trust shares outstanding            1,165,150       1,022,775       1,884,398        (966,077)
                                   ============    ============    ============    ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                             DISCOVERY                    FOCUSED EQUITY
                                    ---------------------------    ----------------------------
                                       1/1/01 to      1/1/00 to       1/1/01 to       1/1/00 to
                                         6/30/01       12/31/00         6/30/01        12/31/00
----------------------              ------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)          $ (227,948)     $ (95,359)        $ 9,775        $ 20,201
Net realized gain (loss) on
  investments                        (20,903,514)    13,239,832         209,389      (1,067,684)
Net unrealized appreciation
  (depreciation)
  of investments                       5,073,783    (14,043,026)       (484,911)        224,690
                                    ------------   ------------    ------------    ------------
Net increase (decrease) in
  net assets resulting
  from operations                    (16,057,679)      (898,553)       (265,747)       (822,793)
                                    ------------   ------------    ------------    ------------
Distributions to Shareholders
Net investment income                         --             --         (20,243)             --
Net realized gains                   (14,383,136)   (17,614,672)             --              --
                                    ------------   ------------    ------------    ------------
Total distributions                  (14,383,136)   (17,614,672)        (20,243)             --
                                    ------------   ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold              5,372,609     15,432,039       1,025,487       6,932,069
Reinvestment of distributions         14,383,136     17,614,672          20,243              --
Cost of shares redeemed               (3,643,479)    (5,463,764)       (486,920)       (348,804)
                                    ------------   ------------    ------------    ------------
Net increase (decrease) from
  trust share transactions            16,112,266     27,582,947         558,810       6,583,265
                                    ------------   ------------    ------------    ------------
Net increase (decrease) in
  net assets                         (14,328,549)     9,069,722         272,820       5,760,472

Net Assets
Beginning of period                  156,799,674    147,729,952       7,757,103       1,996,631
                                    ------------   ------------    ------------    ------------
End of period+                      $142,471,125   $156,799,674      $8,029,923      $7,757,103
                                    ============   ============    ============    ============
+ Includes undistributed
  net investment income (loss) of     $ (227,948)          $ --         $ 9,733        $ 20,201
                                    ============   ============    ============    ============

* Trust Shares Issued
  and Redeemed
Sold                                     226,669        470,167         113,848         689,808
Issued for distributions
  reinvested                             633,898        487,266           2,254              --
Redeemed                                (153,038)      (166,581)        (55,129)        (34,875)
                                    ------------   ------------    ------------    ------------
Net increase (decrease) in
  trust shares outstanding               707,529        790,852          60,973         654,933
                                    ============   ============    ============    ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                               GOVERNMENT                     GROWTH
                                      ---------------------------   ---------------------------
                                         1/1/01 to      1/1/00 to      1/1/01 to      1/1/00 to
                                           6/30/01       12/31/00        6/30/01       12/31/00
----------------------                ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                    $ 391,515      $ 743,209      $ 116,984      $ 106,263
Net realized gain (loss) on
  investments, futures contracts
  and foreign currency
  transactions                             162,020       (121,309)    (2,579,586)    27,853,517
Net unrealized appreciation
  (depreciation) of investments,
  futures contracts and
  currency transactions                    (62,457)       478,875    (22,516,131)   (28,395,405)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)
  in net assets resulting
  from operations                          491,078      1,100,775    (24,978,733)      (435,625)
                                      ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income                     (742,792)      (721,400)      (108,368)      (302,458)
Net realized gains                              --             --    (28,134,482)   (19,974,547)
                                      ------------   ------------   ------------   ------------
Total distributions                       (742,792)      (721,400)   (28,242,850)   (20,277,005)
                                      ------------   ------------   ------------   ------------
Trust Share Transactions*
Proceeds from shares sold                1,926,614      1,145,042      7,373,074     25,463,491
Reinvestment of distributions              742,792        721,400     28,242,850     20,277,005
Cost of shares redeemed                   (497,103)    (1,710,603)    (6,432,157)    (9,322,222)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) from
  trust share transactions               2,172,303        155,839     29,183,767     36,418,274
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets                             1,920,589        535,214    (24,037,816)    15,705,644

Net Assets
Beginning of period                     11,414,988     10,879,774    278,039,627    262,333,983
                                      ------------   ------------   ------------   ------------
End of period+                         $13,335,577    $11,414,988   $254,001,811   $278,039,627
                                      ============   ============   ============   ============

+ Includes undistributed
  net investment income of               $ 391,425      $ 742,702      $ 116,810      $ 108,194
                                      ============   ============   ============   ============

* Trust Shares Issued
  and Redeemed
Sold                                       191,546        118,717        218,038        610,019
Issued for distributions
  reinvested                                75,410         77,653        858,446        507,433
Redeemed                                   (48,802)      (176,535)      (190,399)      (223,631)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  trust shares outstanding                 218,154         19,835        886,085        893,821
                                      ============   ============   ============   ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                                                           INTERNATIONAL
                                               HIGH YIELD                    SECURITIES
                                      ---------------------------   ---------------------------
                                         1/1/01 to      1/1/00 to      1/1/01 to      1/1/00 to
                                           6/30/01       12/31/00        6/30/01       12/31/00
----------------------                ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                  $ 2,905,134    $ 6,132,844      $ 630,475      $ 698,983
Net realized gain (loss) on
  investments, futures contracts
  and foreign currency
  transactions                          (1,958,784)    (1,503,018)    (4,020,948)     6,947,202
Net unrealized appreciation
  (depreciation) of investments,
  futures contracts and
  currency transactions                 (1,714,331)    (8,485,780)   (10,886,822)   (23,254,250)
                                      ------------   ------------   ------------   ------------
Net increase (decrease)
  in net assets resulting
  from operations                         (767,981)    (3,855,954)   (14,277,295)   (15,608,065)
                                      ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income                   (6,130,642)    (6,526,281)      (398,475)      (659,072)
Net realized gains                              --             --     (7,520,157)   (11,402,991)
                                      ------------   ------------   ------------   ------------
Total distributions                     (6,130,642)    (6,526,281)    (7,918,632)   (12,062,063)
                                      ------------   ------------   ------------   ------------
Trust Share Transactions*
Proceeds from shares sold                2,504,472      2,065,746      2,626,507     12,597,189
Reinvestment of distributions            6,130,642      6,526,281      7,918,632     12,062,063
Cost of shares redeemed                 (3,888,836)   (10,421,141)    (4,817,764)    (4,952,046)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) from
  trust share transactions               4,746,278     (1,829,114)     5,727,375     19,707,206
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets                            (2,152,345)   (12,211,349)   (16,468,552)    (7,962,922)

Net Assets
Beginning of period                     55,312,444     67,523,793    118,903,271    126,866,193
                                      ------------   ------------   ------------   ------------
End of period+                         $53,160,099    $55,312,444   $102,434,719   $118,903,271
                                      ============   ============   ============   ============

+ Includes undistributed
  net investment income of             $ 2,904,903    $ 6,130,411      $ 537,205      $ 305,205
                                      ============   ============   ============   ============

* Trust Shares Issued
  and Redeemed
Sold                                       281,238        205,606        150,995        571,906
Issued for distributions
  reinvested                               699,845        646,166        463,892        532,072
Redeemed                                  (436,459)    (1,029,328)      (278,496)      (231,674)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  trust shares outstanding                 544,624       (177,556)       336,391        872,304
                                      ============   ============   ============   ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                                                               TARGET
                                            INVESTMENT GRADE                MATURITY 2007
                                      ---------------------------   ---------------------------
                                         1/1/01 to      1/1/00 to      1/1/01 to      1/1/00 to
                                           6/30/01       12/31/00        6/30/01       12/31/00
----------------------                ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                    $ 748,356    $ 1,411,160      $ 795,412    $ 1,512,412
Net realized gain (loss) on
  investments                               45,820       (728,578)          (409)       (52,977)
Net unrealized appreciation
  (depreciation)
  of investments                           231,758      1,175,969       (108,332)     2,623,342
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations                        1,025,934      1,858,551        686,671      4,082,777
                                      ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income                   (1,411,587)    (1,316,246)    (1,512,371)    (1,412,041)
Net realized gains                              --             --             --             --
                                      ------------   ------------   ------------   ------------
Total distributions                     (1,411,587)    (1,316,246)    (1,512,371)    (1,412,041)
                                      ------------   ------------   ------------   ------------
Trust Share Transactions*
Proceeds from shares sold                2,631,430      1,488,152      1,220,826      2,280,707
Reinvestment of distributions            1,411,587      1,316,246      1,512,371      1,412,041
Cost of shares redeemed                   (955,276)    (2,935,583)      (837,603)    (2,374,591)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) from
  trust share transactions               3,087,741       (131,185)     1,895,594      1,318,157
                                      ------------   ------------   ------------   ------------
Net increase in net assets               2,702,088        411,120      1,069,894      3,988,893

Net Assets
Beginning of period                     21,306,531     20,895,411     29,209,783     25,220,890
                                      ------------   ------------   ------------   ------------
End of period+                         $24,008,619    $21,306,531    $30,279,677    $29,209,783
                                      ============   ============   ============   ============

+ Includes undistributed
  net investment income of               $ 748,227    $ 1,411,458      $ 795,323     $1,512,282
                                      ============   ============   ============   ============

* Trust Shares Issued
  and Redeemed
Sold                                       236,915        139,246         93,928        189,962
Issued for distributions
  reinvested                               129,030        127,791        117,786        124,081
Redeemed                                   (85,707)      (275,482)       (64,599)      (200,611)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  trust shares outstanding                 280,238         (8,445)       147,115        113,432
                                      ============   ============   ============   ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                               TARGET                        TARGET
                                            MATURITY 2010                 MATURITY 2015
                                      ---------------------------   ---------------------------
                                         1/1/01 to      1/1/00 to      1/1/01 to      1/1/00 to
                                           6/30/01       12/31/00        6/30/01       12/31/00
----------------------                ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                    $ 312,521      $ 544,611       $ 80,317       $ 87,084
Net realized gain (loss) on
  investments                               (4,342)       (10,605)       (17,939)        (3,919)
Net unrealized appreciation
  (depreciation)
  of investments                          (278,908)     1,346,267       (167,755)       269,835
                                      ------------   ------------   ------------   ------------
Net increase (decrease)
  in net assets resulting
  from operations                           29,271      1,880,273       (105,377)       353,000
                                      ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income                     (544,311)      (494,395)       (87,077)        (3,746)
Net realized gains                              --             --             --             --
                                      ------------   ------------   ------------   ------------
Total distributions                       (544,311)      (494,395)       (87,077)        (3,746)
                                      ------------   ------------   ------------   ------------
Trust Share Transactions*
Proceeds from shares sold                1,588,426      2,723,399      1,782,822      1,084,268
Reinvestment of distributions              544,311        494,395         87,077          3,746
Cost of shares redeemed                   (446,872)    (1,834,933)      (504,378)       (33,438)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) from
  trust share transactions               1,685,865      1,382,861      1,365,521      1,054,576
                                      ------------   ------------   ------------   ------------
Net increase in net assets               1,170,825      2,768,739      1,173,067      1,403,830


Net Assets
Beginning of period                     11,369,369      8,600,630      2,274,996        871,166
                                      ------------   ------------   ------------   ------------
End of period+                         $12,540,194    $11,369,369     $3,448,063     $2,274,996
                                      ============   ============   ============   ============

+ Includes undistributed
  net investment income of               $ 312,492      $ 544,282       $ 80,308       $ 87,068
                                      ============   ============   ============   ============

* Trust Shares Issued
  and Redeemed
Sold                                       119,393        222,571        152,421        103,163
Issued for distributions
  reinvested                                40,957         42,954          7,379            368
Redeemed                                   (34,114)      (151,993)       (44,650)        (3,099)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  trust shares outstanding                 126,236        113,532        115,150        100,432
                                      ============   ============   ============   ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------
                                           UTILITIES INCOME
                                      ---------------------------
                                         1/1/01 to      1/1/00 to
                                           6/30/01       12/31/00
----------------------                ------------   ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                    $ 666,049    $ 1,483,665
Net realized gain (loss) on
  investments                           (4,545,361)       581,969
Net unrealized depreciation
  of investments                        (3,815,045)    (3,189,564)
                                      ------------   ------------
Net decrease in net assets
  resulting from operations             (7,694,357)    (1,123,930)
                                      ------------   ------------
Distributions to Shareholders
Net investment income                   (1,481,894)    (1,243,663)
Net realized gains                        (600,310)    (3,526,438)
                                      ------------   ------------
Total distributions                     (2,082,204)    (4,770,101)
                                      ------------   ------------
Trust Share Transactions*
Proceeds from shares sold                4,061,099     14,269,208
Reinvestment of distributions            2,082,204      4,770,101
Cost of shares redeemed                 (2,640,273)    (2,636,192)
                                      ------------   ------------
Net increase from trust share
  transactions                           3,503,030     16,403,117
                                      ------------   ------------
Net increase (decrease) in
  net assets                            (6,273,531)    10,509,086

Net Assets
Beginning of period                     80,999,212     70,490,126
                                      ------------   ------------
End of period+                         $74,725,681    $80,999,212
                                      ============   ============

+ Includes undistributed
  net investment income of               $ 666,000    $ 1,481,845
                                      ============   ============

* Trust Shares Issued
  and Redeemed
Sold                                       264,100        840,000
Issued for distributions
  reinvested                               138,536        236,833
Redeemed                                  (172,448)      (150,447)
                                      ------------   ------------
Net increase in trust shares
  outstanding                              230,188        926,386
                                      ============   ============


See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Utilities Income Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.

A. Security Valuation--Except as provided below a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Life Series Fund's officers in the manner specifically authorized by the Board of Trustees of the Life Series Fund. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2000, capital loss carryovers were as follows:

                                    Year Capital Loss Carryovers Expire
                      --------------------------------------------------------------
Fund                       Total      2002      2003      2004      2007        2008
----                  ----------  --------  --------   -------  --------  ----------
Focused Equity        $1,048,039  $     --  $     --   $    --  $ 29,190  $1,018,849
Government               766,480   264,105   228,020        --   140,904     133,451
High Yield             2,069,387        --        --        --   566,369   1,503,018
Investment Grade         799,604        --        --        --    71,026     728,578
Target Maturity 2007     165,095        --        --    82,126    29,992      52,977
Target Maturity 2010      99,339        --        --        --    88,734      10,605
Target Maturity 2015       3,919        --        --        --        --       3,919




Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND

C. Foreign Currency Translations--The accounting records of International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to Shareholders from net investment income and net realized capital gains are declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.



H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2001, the High Yield Fund recognized $18,204, from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 2001, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $44,347 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2001, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

                                                          Long-Term U.S.
                               Securities             Government Obligations
                        ---------------------------   ----------------------
                              Cost of      Proceeds      Cost of    Proceeds
Fund                        Purchases    from Sales    Purchases  from Sales
----                    ------------- -------------   ----------  ----------
Blue Chip                $132,415,997  $112,867,984   $       --  $       --
Discovery                 115,907,031   107,480,781           --          --
Focused Equity             11,622,153    10,187,927           --          --
Government                         --            --    7,883,616   5,891,533
Growth                     95,774,579    88,015,977           --          --
High Yield                 13,540,078     9,303,108           --          --
International Securities   81,785,435    83,908,816           --          --
Investment Grade            3,568,918     1,182,324           --          --
Target Maturity 2007               --            --      750,323     318,866
Target Maturity 2010               --            --    1,192,304      88,364
Target Maturity 2015               --            --    1,913,770     652,310
Utilities Income           21,433,291    21,621,746           --          --




Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND

At June 30, 2001, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                             Net
                                              Gross         Gross     Unrealized
                            Aggregate    Unrealized    Unrealized   Appreciation
Fund                             Cost  Appreciation  Depreciation  (Depreciation)
----                     ------------  ------------  ------------   ------------
Blue Chip                $210,017,483   $49,122,071   $ 7,832,759   $ 41,289,312
Cash Management            11,171,136            --            --             --
Discovery                 121,416,966    28,816,078     5,415,595     23,400,483
Focused Equity              8,434,973       256,551       474,421       (217,870)
Government                 12,965,683       114,259        40,066         74,193
Growth                    209,075,353    60,145,219    13,766,120     46,379,099
High Yield                 65,749,205     1,130,799    15,219,579   (14,088,780)
International Securities   98,111,532    13,293,328     8,726,748      4,566,580
Investment Grade           23,131,047       706,925       238,505        468,420
Target Maturity 2007       28,348,467     1,949,089        33,181      1,915,908
Target Maturity 2010       11,840,281       700,781        33,325        667,456
Target Maturity 2015        3,281,916       117,662        47,969         69,693
Utilities Income           65,720,441    12,437,756     4,620,982      7,816,774


4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2001, total trustees fees accrued by the Funds amounted to $28,097.

The investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2001, total advisory fees accrued to FIMCO were $3,652,818 of which $66,774 was waived by the investment adviser. In addition, other expenses in the amount of $6,058 were assumed by FIMCO.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of



1933 and may only be resold to qualified institutional investors. At June 30, 2001, the High Yield Fund held twenty-one 144A securities with an aggregate value of $6,907,278 representing 13.0% of the Fund's net assets and the Investment Grade Fund held three 144A securities with an aggregate value of $753,122 representing 3.1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities, it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The International Securities Fund had the following forward currency contracts outstanding at June 30, 2001:

                                                                         Unrealized
Contracts to Buy Foreign Currency    In Exchange for   Settlement Date   Gain (Loss)
---------------------------------    ---------------   ---------------   -----------
    29,681 Euro                          US$  25,568       7/2/01          US$ (440)
43,125,056 Japanese Yen                      347,418       7/2/01            (1,643)
21,721,312 Japanese Yen                      173,983       7/3/01               178
                                     ---------------                     -----------
                                           $ 546,969                        $(1,905)
                                     ===============                     ===========

Contracts to Sell Foreign Currency   In Exchange for   Settlement Date
----------------------------------   ---------------   ---------------
   487,179 Euro                          US$ 411,179       7/3/01            (1,269)
   213,394 Hong Kong Dollars                  27,359       7/3/01                --
                                     ---------------                     -----------
                                           $ 438,538                         (1,269)
                                     ===============                     ===========
Net Unrealized Loss on Forward Currency Contract                            $(3,174)
                                                                         ===========

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from



Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND

(or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2001, the market value of $259,221 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2001 were:

                                                           Unrealized
Contracts/Delivery Month/Commitment                      Depreciation
-----------------------------------                      ------------
15 CAC 40 Index/September 2001/Buy                          $ (4,512)
3 DAX 30 Index/September 2001/Buy                             (5,762)
3 IBEX 35 PLUS Index/July 2001/Buy                           (17,454)
2 MIB 30 Index/September 2001/Buy                             (9,423)
10 S&P CAN 60 Index/September 2001/Buy                       (20,644)
2 TSE Index/September 2001/Buy                                (2,535)
                                                         ------------
Total Net Unrealized Depreciation on Futures Contracts      $(60,330)
                                                         ============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.




Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------          from                       Net Asset
                          Value         Net   Net Realized              ---------------------                  Value
                    -----------  Investment and Unrealized  Total from         Net       Net               ---------
                      Beginning      Income Gain (Loss) on  Investment  Investment  Realized         Total    End of
                      of Period      (Loss)    Investments  Operations      Income      Gain Distributions    Period
--------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1996                     $16.98       $ .22          $3.31       $3.53       $ .25     $ .49         $ .74    $19.77
1997                      19.77         .19           4.88        5.07         .22       .91          1.13     23.71
1998                      23.71         .17           4.05        4.22         .19      1.49          1.68     26.25
1999                      26.25         .12           6.38        6.50         .18       .43           .61     32.14
2000                      32.14         .08          (1.74)      (1.66)        .12      1.93          2.05     28.43
2001**                    28.43         .05          (2.48)      (2.43)        .08      2.81          2.89     23.11
--------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1996                      $1.00       $.049           $ --       $.049       $.049      $ --         $.049    $ 1.00
1997                       1.00        .050             --        .050        .050        --          .050      1.00
1998                       1.00        .049             --        .049        .049        --          .049      1.00
1999                       1.00        .046             --        .046        .046        --          .046      1.00
2000                       1.00        .058             --        .058       . 058        --          .058      1.00
2001**                     1.00        .023             --        .023        .023        --          .023      1.00
--------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1996                     $23.27       $ .13          $2.66       $2.79       $ .11     $ .89         $1.00    $25.06
1997                      25.06         .08           3.93        4.01         .14      1.16          1.30     27.77
1998                      27.77         .09            .79         .88         .08      1.83          1.91     26.74
1999                      26.74        (.06)          7.47        7.41         .09       .10           .19     33.96
2000                      33.96        (.02)           .57         .55          --      4.01          4.01     30.50
2001**                    30.50        (.04)         (3.32)      (3.36)         --      2.78          2.78     24.36
--------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
  12/31/99               $10.00       $(.01)         $ .26       $ .25        $ --      $ --         $  --    $10.25
2000                      10.25         .02          (1.14)      (1.12)         --        --            --      9.13
2001**                     9.13         .01           (.30)       (.29)        .02        --           .02      8.82
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1996                     $10.52       $ .68          $(.33)      $ .35       $ .68      $ --         $ .68    $10.19
1997                      10.19         .72            .11         .83         .69        --           .69     10.33
1998                      10.33         .66***         .08         .74         .66        --           .66     10.41
1999                      10.41         .61           (.51)        .10         .59        --           .59      9.92
2000                       9.92         .69            .29         .98         .68        --           .68     10.22
2001**                    10.22         .28            .14         .42         .65        --           .65      9.99
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1996                     $20.47       $ .18          $4.68       $4.86       $ .18     $ .59         $ .77    $24.56
1997                      24.56         .15           6.57        6.72         .18      1.86          2.04     29.24
1998                      29.24         .10           7.69        7.79         .15      1.10          1.25     35.78
1999                      35.78         .05           8.97        9.02         .10      1.64          1.74     43.06
2000                      43.06         .01            .02         .03         .05      3.24          3.29     39.80
2001**                    39.80         .01          (3.50)      (3.49)        .02      4.02          4.04     32.27
--------------------------------------------------------------------------------------------------------------------





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets+        Waived or Assumed
                                            --------------------  --------------------
                                                             Net
                                                      Investment                   Net  Portfolio
                      Total     Net Assets                Income            Investment   Turnover
                   Return++  End of Period   Expenses     (Loss)   Expenses     Income       Rate
                        (%)  (in millions)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1996                  21.52           $100        .84       1.39        N/A        N/A         45
1997                  26.72            154        .81        .99        N/A        N/A         63
1998                  18.66            205        .82        .79        N/A        N/A         91
1999                  25.32            275        .81        .45        N/A        N/A         91
2000                  (5.75)           272        .79        .26        N/A        N/A        146
2001**                (8.73)           248        .80(a)     .40(a)     N/A        N/A         47
-------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1996                   5.00           $  4        .60       4.89       1.11       4.38        N/A
1997                   5.08              5        .70       4.97       1.06       4.61        N/A
1998                   5.02              7        .70       4.89        .99       4.60        N/A
1999                   4.67             10        .70       4.61        .91       4.40        N/A
2000                   5.92              9        .70       5.76        .89       5.57        N/A
2001**                 2.36             11        .70(a)    4.61(a)    1.00(a)    4.31(a)     N/A
-------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1996                  12.48           $ 71        .85        .63        N/A        N/A         98
1997                  16.84            100        .82        .34        N/A        N/A         85
1998                   3.05            114        .83        .36        N/A        N/A        121
1999                  27.97            148        .83       (.24)       N/A        N/A        109
2000                   (.22)           157        .81       (.07)       N/A        N/A        193
2001**               (10.34)           142        .82(a)    (.36)(a)    N/A        N/A         83
-------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
  12/31/99             2.50           $  2       1.59(a)   (1.39)(a)    N/A        N/A         12
2000                 (10.93)             8        .81        .30        N/A        N/A        210
2001**                (3.15)             8       1.02(a)     .24(a)     N/A        N/A        147
-------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1996                   3.59           $  9        .60       6.75        .94       6.41        199
1997                   8.61              9        .60       6.95        .92       6.63        134
1998                   7.54             11        .70       6.59        .87       6.42        107
1999                   1.05             11        .76       6.07        .91       5.92         69
2000                  10.54             11        .75       6.80        .90       6.65        131
2001**                 4.18             13        .64(a)    6.28(a)     .78(a)    6.14(a)      50
-------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1996                  24.45           $ 79        .85        .92        N/A        N/A         49
1997                  29.28            128        .82        .64        N/A        N/A         27
1998                  27.35            187        .82        .34        N/A        N/A         26
1999                  26.47            262        .81        .14        N/A        N/A         38
2000                    .03            278        .80        .03        N/A        N/A         74
2001**                (8.96)           254        .80(a)     .08(a)     N/A        N/A         35
-------------------------------------------------------------------------------------------------





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------          from                       Net Asset
                          Value               Net Realized              ---------------------                  Value
                    -----------         Net and Unrealized  Total from         Net       Net               ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized         Total    End of
                      of Period      Income    Investments  Operations      Income      Gain Distributions    Period
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1996                     $11.57       $1.02          $ .35       $1.37       $1.01     $  --         $1.01    $11.93
1997                      11.93         .98            .41        1.39        1.02        --          1.02     12.30
1998                      12.30        1.00           (.62)        .38         .98        --           .98     11.70
1999                      11.70        1.09           (.56)        .53        1.02       .02          1.04     11.19
2000                      11.19        1.08          (1.72)       (.64)       1.11        --          1.11      9.44
2001**                     9.44         .47           (.55)       (.08)       1.06        --          1.06      8.30
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1996                     $15.58       $ .18          $2.12       $2.30       $ .19     $ .50         $ .69    $17.19
1997                      17.19         .18           1.26        1.44         .20      1.52          1.72     16.91
1998                      16.91         .12           2.87        2.99         .16       .86          1.02     18.88
1999                      18.88         .15           5.74        5.89         .12       .03           .15     24.62
2000                      24.62         .11          (2.68)      (2.57)        .13      2.18          2.31     19.74
2001**                    19.74         .10          (2.41)      (2.31)        .07      1.26          1.33     16.10
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1996                     $11.73       $ .72         $ (.42)      $ .30       $ .67     $  --         $ .67    $11.36
1997                      11.36         .74            .31        1.05         .74        --           .74     11.67
1998                      11.67         .68***         .33        1.01         .71        --           .71     11.97
1999                      11.97         .69           (.98)       (.29)        .70       .01           .71     10.97
2000                      10.97         .76            .22         .98         .71        --           .71     11.24
2001**                    11.24         .33            .17         .50         .71        --           .71     11.03
--------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1996                     $12.26       $ .56         $ (.83)      $(.27)      $ .23     $ .05         $ .28    $11.71
1997                      11.71         .59            .90        1.49         .57        --           .57     12.63
1998                      12.63         .61           1.20        1.81         .61        --           .61     13.83
1999                      13.83         .66          (1.93)      (1.27)        .62        --           .62     11.94
2000                      11.94         .69           1.17        1.86         .68        --           .68     13.12
2001**                    13.12         .33           (.01)        .32         .68        --           .68     12.76
--------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
4/30/96* to
  12/31/96               $10.00       $ .26          $ .90       $1.16        $ --     $  --          $ --    $11.16
1997                      11.16         .45           1.29        1.74         .20        --           .20     12.70
1998                      12.70         .51           1.25        1.76         .48       .01           .49     13.97
1999                      13.97         .65          (2.26)      (1.61)        .51        --           .51     11.85
2000                      11.85         .64           1.74        2.38         .68        --           .68     13.55
2001**                    13.55         .32           (.24)        .08         .64        --           .64     12.99
--------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
  12/31/99               $10.00       $ .04          $(.53)      $(.49)       $ --     $  --          $ --    $ 9.51
2000                       9.51         .45           1.92        2.37         .03        --           .03     11.85
2001**                    11.85         .20           (.44)       (.24)        .39        --           .39     11.22
--------------------------------------------------------------------------------------------------------------------





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets+        Waived or Assumed
                                            --------------------  --------------------
                                                             Net
                                                      Investment                   Net  Portfolio
                      Total     Net Assets                Income            Investment   Turnover
                   Return++  End of Period   Expenses     (Loss)   Expenses     Income       Rate
                        (%)  (in millions)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1996                  12.56           $ 49        .85       9.43        N/A        N/A         34
1997                  12.47             60        .83       8.88        N/A        N/A         40
1998                   3.15             65        .83       8.93        N/A        N/A         42
1999                   4.95             68        .82       9.83        N/A        N/A         33
2000                  (6.36)            55        .82       9.97        N/A        N/A         30
2001**                (1.45)            53        .82(a)   10.42(a)     N/A        N/A         19
-------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1996                  15.23           $ 58       1.12       1.25        N/A        N/A         67
1997                   9.09             74       1.13       1.15        N/A        N/A         71
1998                  18.18             92       1.15        .75        N/A        N/A        109
1999                  31.46            127        .98        .76        N/A        N/A        118
2000                 (11.67)           119        .97        .55        N/A        N/A        132
2001**               (12.11)           102       1.04(a)    1.16(a)     N/A        N/A         85
-------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1996                   2.84           $ 16        .60       6.47        .88       6.19         19
1997                   9.81             17        .60       6.54        .87       6.27         41
1998                   9.15             22        .68       5.97        .84       5.81         60
1999                  (2.53)            21        .68       6.12        .83       5.97         27
2000                   9.51             21        .68       6.87        .83       6.72         25
2001**                 4.72             24        .70(a)    6.56(a)     .84(a)    6.42(a)       5
-------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1996                  (2.16)          $ 15        .60       6.05        .82       5.83         13
1997                  13.38             20        .60       5.91        .82       5.69          1
1998                  14.97             26        .67       5.18        .83       5.02          1
1999                  (9.39)            25        .69       5.47        .84       5.32          2
2000                  16.44             29        .67       5.77        .82       5.62          9
2001**                 2.38             30        .66(a)    5.28(a)     .80(a)    5.14(a)       1
-------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
4/30/96* to
  12/31/96            11.60            $ 2        .60(a)    6.05(a)     .98(a)    5.67(a)       0
1997                  15.86              5        .60       5.88        .87       5.61         13
1998                  14.36              9        .67       4.90        .82       4.75          0
1999                 (11.73)             9        .71       5.48        .86       5.33          9
2000                  21.06             11        .70       5.72        .85       5.57         15
2001**                  .51             13        .68(a)    5.18(a)     .82(a)    5.04(a)       1
-------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
  12/31/99            (4.90)           $ 1       1.38(a)    4.24(a)    1.64(a)    3.98(a)       0
2000                  25.01              2        .72       5.38        .87       5.23         11
2001**                (2.20)             3        .66(a)    5.24(a)     .82(a)    5.08(a)      22
-------------------------------------------------------------------------------------------------





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    ------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------          from                       Net Asset
                          Value               Net Realized              ---------------------                  Value
                    -----------         Net and Unrealized  Total from         Net       Net               ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized         Total    End of
                      of Period      Income    Investments  Operations      Income      Gain Distributions    Period
--------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1996                     $11.74       $ .32          $ .78       $1.10       $ .27      $ --         $ .27    $12.57
1997                      12.57         .37           2.64        3.01         .36       .27           .63     14.95
1998                      14.95         .32           1.46        1.78         .35       .55           .90     15.83
1999                      15.83         .31           2.25        2.56         .33       .51           .84     17.55
2000                      17.55         .29           (.29)         --         .30       .86          1.16     16.39
2001**                    16.39         .13          (1.65)      (1.52)        .30       .12           .42     14.45
--------------------------------------------------------------------------------------------------------------------

(a) Annualized

  * Commencement of operations

 ** For the period January 1, 2001 to June 30, 2001

*** Based on average shares outstanding during the year

  + Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 2001 (Note 4)

 ++ The effect of fees and charges incurred at the separate account level are 4 not reflected in these performance figures

See notes to financial statements





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets+        Waived or Assumed
                                            --------------------  --------------------
                                                             Net
                                                      Investment                   Net  Portfolio
                      Total     Net Assets                Income            Investment   Turnover
                   Return++  End of Period   Expenses     (Loss)   Expenses     Income       Rate
                        (%)  (in millions)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1996                   9.57           $ 24        .60        3.48       .86       3.22         45
1997                  25.07             34        .67        3.12       .85       2.94         64
1998                  12.58             50        .73        2.61       .85       2.49        105
1999                  17.41             70        .65        2.12       .80       1.97         53
2000                   (.59)            81        .76        1.84       .81       1.79         50
2001**                (9.38)            75        .80(a)     1.68(a)    N/A        N/A         29
-------------------------------------------------------------------------------------------------




Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund at June 30, 2001, the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund at June 30, 2001, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 2001



FIRST INVESTORS LIFE SERIES FUND

Trustees
--------------------------------------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------
Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.



FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund and International Securities Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.